UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Integrity Micro-Cap Equity Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (90.2%)
Banks (14.8%):
Banc of California, Inc.	65,067	$801
Bank of Marin BanCorp	15,394	784
Banner Corp.	15,512	712
BNC Bancorp	64,704	1,171
Bridge BanCorp, Inc.	31,006	801
Cardinal Financial Corp.	41,664	832
Centerstate Banks, Inc.	99,485	1,185
Financial Institutions, Inc.	42,645	978
First Internet Bancorp	29,855	554
Guaranty BanCorp	50,335	854
Heritage Financial Corp.	55,014	935
Independent Bank Group, Inc.	18,536	721
Metro Bancorp, Inc.	41,073	1,132
Renasant Corp.	13,263	399
Seacoast Banking Corp. of Florida (a)	75,567	1,078
Sierra Bancorp	36,670	612
Southwest BanCorp, Inc.	64,187	1,142
State Bank Financial Corp.	57,724	1,212
Yadkin Financial Corp. (a)	43,339	880
		16,783
Capital Markets (5.3%):
Calamos Asset Management, Inc.	41,353	556
Corenergy Infrastructure Trust	87,667	608
Cowen Group, Inc. (a)	245,477	1,276
Diamond Hill Investment Group, Inc.	6,295	1,007
JMP Group LLC	103,227	865
Marcus & Millichap, Inc. (a)	22,229	833
Pzena Investment Management, Inc., Class A	89,394	820
		5,965
Consumer Discretionary (21.8%):
Bassett Furniture Industries, Inc.	16,102	459
Beazer Homes USA, Inc. (a)	55,270	979
Bebe Stores, Inc.	254,832	925
Carmike Cinemas, Inc. (a)	32,937	1,107
Carrols Restaurant Group, Inc. (a)	143,103	1,186
Cavco Industries, Inc. (a)	11,858	890
Cherokee, Inc.	29,700	579
Culp, Inc.	31,938	854
del Frisco’s Restaurant Group (a)	43,288	872
Entercom Communications Corp. (a)	78,130	949
Entravision Communications Corp.	129,854	822
Francesca’s Holdings Corp. (a)	46,276	824
Gray Television, Inc. (a)	88,325	1,221
Haverty Furniture Cos., Inc.	37,177	925
Kirkland’s, Inc. (a)	49,607	1,178
Kona Grill, Inc. (a)	46,840	1,331
M/I Homes, Inc. (a)	45,043	1,075
Malibu Boats, Inc., Class A (a)	58,401	1,364
Marcus Corp.	91,024	1,939
MarineMax, Inc. (a)	44,496	1,179
Modine Manufacturing Co. (a)	51,408	693
Ruth’s Hospitality Group, Inc.	50,196	797
Shoe Carnival, Inc.	28,822	849
Spartan Motors, Inc.	137,564	667
Tuesday Morning Corp. (a)	59,129	952
		24,616
Consumer Staples (0.4%):
Inventure Foods, Inc. (a)	43,583	488

Energy (2.7%):
Callon Petroleum Co. (a)	117,847	880
Matrix Service Co. (a)	49,685	872
Synergy Resources Corp. (a)	64,574	765

See notes to schedules of investments.

Security Description	Shares	Value
Triangle Petroleum Corp. (a)	95,933	$483
		3,000
Health Care (11.1%):
Addus HomeCare Corp. (a)	27,426	631
Athersys, Inc. (a)	88,865	256
Atricure, Inc. (a)	44,317	908
Capital Senior Living Corp. (a)	38,627	1,002
DepoMed, Inc. (a)	28,391	636
ICU Medical, Inc. (a)	10,376	966
Invacare Corp.	40,000	776
LHC Group, Inc. (a)	42,727	1,411
Merit Medical Systems, Inc. (a)	31,363	604
Orexigen Therapeutics, Inc. (a)	99,247	777
PharMerica Corp. (a)	44,469	1,254
Rockwell Medical, Inc. (a)	71,608	783
RTI Surgical, Inc. (a)	240,953	1,191
US Physical Therapy, Inc.	28,403	1,349
		12,544
Industrials (10.8%):
CRA International, Inc. (a)	31,850	991
Echo Global Logistics, Inc. (a)	43,305	1,180
Federal Signal Corp.	78,980	1,247
Global Brass & Copper Holdings, Inc.	63,967	988
GP Strategies Corp. (a)	23,548	871
Manitex International, Inc. (a)	101,640	989
MYR Group, Inc. (a)	17,710	555
MYR Group, Inc. (a)	3,682	115
NN, Inc.	51,997	1,304
Park-Ohio Holdings Corp.	25,000	1,317
Quality Distribution, Inc. (a)	44,874	464
Resources Connection, Inc.	61,338	1,074
Standard Plus Corp. (a)	24,321	531
TASER International, Inc. (a)	22,122	533
		12,159
Information Technology (10.9%):
American Software, Inc.	87,999	899
Axcelis Technologies, Inc. (a)	271,000	645
Control4 Corp. (a)	66,272	794
Datalink Corp. (a)	61,925	746
Exar Corp. (a)	52,204	525
FormFactor, Inc. (a)	140,195	1,244
Mattson Technology, Inc. (a)	187,945	741
Newport Corp. (a)	44,021	839
PC-Telephone, Inc.	84,622	677
Pericom Semiconductor Corp.	72,010	1,114
Photronics, Inc. (a)	118,374	1,006
Quantum Corp. (a)	679,071	1,087
TTM Technologies, Inc. (a)	111,000	1,000
Ultra Clean Holdings, Inc. (a)	74,052	529
Vitesse Semiconductor Corp. (a)	88,391	469
		12,315
Insurance (0.9%):
AMERISAFE, Inc.	15,754	728
Hci Group, Inc.	7,100	326
		1,054
Materials (1.0%):
Olympic Steel, Inc.	37,522	505
Quaker Chemical Corp.	7,854	673
		1,178
Real Estate Investment Trusts (REITs) (5.4%):
Ashford Hospitality Prime, Inc.	56,571	949
Independence Realty Trust, Inc.	90,640	860

See notes to schedules of investments.

Security Description	Shares	Value
Kite Realty Group Trust	24,754	$697
Physicians Realty Trust	67,692	1,192
RAIT Financial Trust	101,066	693
Sotherly Hotels, Inc.	70,000	533
Summit Hotel Properties, Inc.	84,070	1,183
		6,107
Thrifts & Mortgage Finance (5.1%):
First Defiance Financial Corp.	33,275	1,092
First Financial Northwest, Inc.	66,973	827
Oceanfirst Financial Corp.	47,975	829
United Community Financial Corp.	70,000	382
United Financial Bancorp, Inc.	66,870	831
Walker & Dunlop, Inc. (a)	60,000	1,064
Wsfs Financial Corp.	9,504	719
		5,744
Total Common Stocks (Cost $77,884)		101,953
Exchange-Traded Funds (6.2%)
SPDR S&P Biotech ETF	31,310	7,060
Total Exchange-Traded Funds (Cost $4,835)		7,060
Investment Companies (4.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	4,883,726	4,884
Total Investment Companies (Cost $4,884)		4,884
Total Investments (Cost $87,603) — 100.7%		113,897
Liabilities in excess of other assets — (0.7)%		(744)
NET ASSETS - 100.00%		$113,153

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 3/31/15.

ETF—Exchange-Traded Fund

LLC—Limited Liability Co.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Integrity Mid-Cap Value Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Banks (7.6%):
Comerica, Inc.	2,737	$124
Fifth Third Bancorp	7,550	142
KeyCorp	10,769	152
Popular, Inc. (a)	3,060	105
Regions Financial Corp.	15,115	143
SunTrust Banks, Inc.	2,385	98
Synovus Financial Corp.	4,475	125
Zions Bancorp	6,430	174
		1,063
Capital Markets (3.0%):
Ameriprise Financial, Inc.	1,579	207
Invesco Ltd.	5,221	208
		415
Consumer Discretionary (13.9%):
Advance Auto Parts, Inc.	597	89
American Eagle Outfitters, Inc.	5,531	95
Bloomin’ Brands, Inc.	4,870	118
Brunswick Corp.	1,745	90
Cst Brands, Inc.	1,820	80
Darden Restaurants, Inc.	2,475	171
DR Horton, Inc.	6,010	170
Gannett Co., Inc.	6,401	237
Goodyear Tire & Rubber Co.	4,475	121
Kohl’s Corp.	1,810	142
La Quinta Holdings, Inc. (a)	5,101	121
Leggett & Platt, Inc.	1,618	75
MGM Resorts International (a)	4,744	100
The Children’s Place, Inc.	1,111	71
Whirlpool Corp.	582	118
Wyndham Worldwide Corp.	1,600	145
		1,943
Consumer Staples (3.6%):
Constellation Brands, Inc., Class A (a)	878	102
Rite AID Corp. (a)	17,630	153
The Hain Celestial Group, Inc. (a)	1,818	116
Tyson Foods, Inc., Class A	3,408	131
		502
Energy (3.2%):
Bristow Group, Inc.	1,888	103
Delek US Holdings, Inc.	2,764	110
Rice Energy, Inc. (a)	5,717	125
Whiting Petroleum Corp. (a)	3,440	106
		444
Health Care (13.7%):
Agilent Technologies, Inc.	3,365	139
Alere, Inc. (a)	2,492	122
Boston Scientific Corp. (a)	13,030	231
Bruker Corp. (a)	4,909	91
Cigna Corp.	1,887	243
Health Net, Inc. (a)	3,505	212
HealthSouth Corp.	2,176	97
Hill-Rom Holdings, Inc.	3,373	165
Universal Health Services, Inc., Class B	1,435	169
VCA, Inc. (a)	3,553	195
Zimmer Holdings, Inc.	2,100	247
		1,911
Industrials (12.7%):
Alaska Air Group, Inc.	1,744	115
Avery Dennison Corp.	2,007	106
EMCOR Group, Inc.	2,067	96

See notes to schedules of investments.

Security Description	Shares	Value
EnerSys	1,195	$77
Esterline Technologies Corp. (a)	686	78
Genesee & Wyoming, Inc., Class A (a)	1,020	98
Huntington Ingalls Industries, Inc.	865	121
L-3 Communications Holdings, Inc.	1,150	146
MasTec, Inc. (a)	3,484	67
Navistar International Corp. (a)	2,910	86
Old Dominion Freight Line, Inc. (a)	1,796	139
Orbital ATK, Inc.	1,610	123
Owens Corning, Inc.	2,924	127
Spirit Aerosystems Holdings, Inc. (a)	2,326	121
Textron, Inc.	2,960	131
The Manitowoc Co., Inc.	6,264	135
		1,766
Information Technology (12.8%):
Arrow Electronics, Inc. (a)	1,927	118
Atmel Corp.	10,388	85
Broadcom Corp., Class A	3,391	147
CDW Corp.	3,206	120
Computer Sciences Corp.	1,516	99
Fairchild Semiconductor International, Inc. (a)	5,844	106
Freescale Semiconductor Ltd. (a)	3,025	123
Lam Research Corp.	1,490	105
Maxim Integrated Products, Inc.	3,065	107
ON Semiconductor Corp. (a)	10,373	126
Plexus Corp. (a)	2,790	114
PTC, Inc. (a)	2,908	105
Tech Data Corp. (a)	1,735	100
Western Digital Corp.	1,056	96
Xerox Corp.	11,245	144
Zebra Technologies Corp., Class A (a)	1,084	98
		1,793
Insurance (6.4%):
American Financial Group, Inc.	2,184	140
Arch Capital Group Ltd. (a)	2,394	147
CNO Financial Group, Inc.	4,585	79
FNF Group	4,150	153
Hartford Financial Services Group, Inc.	4,300	180
Lincoln National Corp.	3,428	197
		896
Materials (5.0%):
Ashland, Inc.	850	108
Berry Plastics Group, Inc. (a)	3,178	115
CF Industries Holdings, Inc.	312	89
Eagle Materials	1,042	87
PolyOne Corp.	3,502	131
Rock-Tenn Co., Class A	1,844	119
Stillwater Mining Co. (a)	3,713	48
		697
Real Estate Investment Trusts (REITs) (7.0%):
American Campus Communities, Inc.	3,700	159
Duke Realty Investments, Inc.	9,315	202
Health Care REIT, Inc.	2,585	200
Host Hotels & Resorts, Inc.	5,370	108
Mack Cali Realty Corp.	4,295	83
Prologis, Inc.	3,597	157
Realty Income Corp.	1,427	74
		983
Real Estate Management & Development (1.0%):
Jones Lang LaSalle, Inc.	855	146

Utilities (8.4%):
Atmos Energy Corp.	1,610	89
Edison International	2,420	151

See notes to schedules of investments.

Security Description	Shares	Value
FirstEnergy Corp.	2,470	$87
Great Plains Energy, Inc.	5,025	134
NRG Energy, Inc.	5,042	127
Pinnacle West Capital Corp.	2,605	166
PPL Corp.	5,208	175
UGI Corp.	3,916	128
Westar Energy, Inc.	3,150	122
		1,179
Total Common Stocks (Cost $11,707)		13,738
Investment Companies (2.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	385,678	386
Total Investment Companies (Cost $386)		386
Total Investments (Cost $12,093) — 101.1%		14,124
Liabilities in excess of other assets — (1.1)%		(159)
NET ASSETS - 100.00%		$13,965

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 3/31/15.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Integrity Small-Cap Value Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Banks (13.1%):
BancorpSouth, Inc.	642,800	$14,926
Banner Corp.	323,698	14,858
Central Pacific Financial Corp.	613,860	14,100
First BanCorp (a)	2,328,589	14,437
First Commonwealth Financial Corp.	999,043	8,991
First Financial BanCorp	685,706	12,212
First Horizon National Corp.	1,184,028	16,920
OFG BanCorp	926,186	15,115
Old National Bancorp	827,489	11,742
Opus Bank	220,686	6,815
Synovus Financial Corp.	668,551	18,727
United Community Banks, Inc.	690,775	13,042
Western Alliance BanCorp (a)	645,957	19,147
		181,032
Capital Markets (2.2%):
Investment Technology Group, Inc. (a)	531,975	16,125
Janus Capital Group, Inc.	803,397	13,810
		29,935
Consumer Discretionary (15.8%):
American Axle & MFG Holdings, Inc. (a)	543,094	14,028
American Eagle Outfitters, Inc.	684,290	11,688
ANN, Inc. (a)	226,404	9,289
Ascena Retail Group, Inc. (a)	702,555	10,194
Brown Shoe Co., Inc.	427,519	14,023
Brunswick Corp.	194,130	9,988
Carmike Cinemas, Inc. (a)	332,750	11,180
Cooper Tire & Rubber Co.	290,455	12,443
Crocs, Inc. (a)	601,600	7,105
La-Z-Boy, Inc.	503,292	14,148
Marriott Vacations Worldwide Corp.	254,058	20,591
Meredith Corp.	277,279	15,464
Meritage Corp. (a)	213,996	10,409
Modine Manufacturing Co. (a)	725,698	9,775
Red Robin Gourmet Burgers, Inc. (a)	142,600	12,406
Ryland Group, Inc.	415,360	20,244
Shoe Carnival, Inc.	236,251	6,955
The Children’s Place, Inc.	164,770	10,577
		220,507
Consumer Finance (0.5%):
World Acceptance Corp. (a)	91,970	6,706

Consumer Staples (2.4%):
Casey’s General Stores, Inc.	95,060	8,565
Cott Corp.	737,200	6,908
Sanderson Farms, Inc.	121,620	9,687
TreeHouse Foods, Inc. (a)	89,948	7,647
		32,807
Energy (4.0%):
Bristow Group, Inc.	105,946	5,769
Carrizo Oil & Gas, Inc. (a)	250,481	12,436
Delek US Holdings, Inc.	198,000	7,871
Matador Resources Co. (a)	371,500	8,143
Matrix Service Co. (a)	478,430	8,401
Synergy Resources Corp. (a)	1,091,855	12,939
		55,559
Health Care (9.2%):
AmSurg Corp. (a)	270,941	16,668
Charles River Laboratories International, Inc. (a)	119,430	9,470
Greatbatch, Inc. (a)	249,112	14,411
HealthSouth Corp.	231,116	10,252
ICU Medical, Inc. (a)	91,151	8,490

See notes to schedules of investments.

Security Description	Shares	Value
Impax Laboratories, Inc. (a)	280,680	$13,155
Magellan Health, Inc. (a)	140,822	9,973
Molina Healthcare, Inc. (a)	265,857	17,891
PharMerica Corp. (a)	405,149	11,421
WellCare Health Plans, Inc. (a)	167,935	15,359
		127,090
Industrials (13.3%):
AAR Corp.	331,808	10,187
Actuant Corp.	275,640	6,544
Covenant Transport Group, Inc., Class A (a)	128,460	4,260
Deluxe Corp.	234,801	16,267
Dycom Industries, Inc. (a)	241,751	11,807
EMCOR Group, Inc.	205,978	9,572
EnerSys	241,313	15,502
Engility Holdings, Inc. (a)	238,084	7,152
Esterline Technologies Corp. (a)	118,267	13,531
Freightcar Ameri, Inc.	241,400	7,587
GenCorp, Inc. (a)	360,450	8,359
Greenbrier Cos., Inc. (The)	127,100	7,372
Hawaiian Holdings, Inc. (a)	367,365	8,091
Knight Transportation, Inc.	302,824	9,766
Meritor, Inc. (a)	632,350	7,974
Primoris Services Corp.	310,253	5,333
Saia, Inc. (a)	269,656	11,946
Swift Transportation Co. (a)	469,623	12,219
Wabash National Corp. (a)	782,994	11,040
		184,509
Information Technology (13.1%):
Benchmark Electronics, Inc. (a)	323,855	7,782
Brooks Automation, Inc.	878,004	10,211
Ciena Corp. (a)	491,439	9,490
Entegris, Inc. (a)	600,170	8,216
Fairchild Semiconductor International, Inc. (a)	767,854	13,960
Intersil Corp., Class A	931,074	13,333
Littelfuse, Inc.	155,088	15,415
Mentor Graphics Corp.	605,248	14,544
Photronics, Inc. (a)	1,260,439	10,714
Plexus Corp. (a)	315,928	12,880
QLogic Corp. (a)	627,910	9,255
Silicon Laboratories, Inc. (a)	136,800	6,945
SYNNEX Corp.	193,604	14,956
Tech Data Corp. (a)	205,907	11,895
Unisys Corp. (a)	377,210	8,755
Vishay Intertechnology, Inc.	927,154	12,813
		181,164
Insurance (4.9%):
American Equity Investment Life Holding Co.	541,327	15,769
CNO Financial Group, Inc.	823,517	14,181
RLI Corp.	293,307	15,372
Stewart Information Services	320,595	13,029
Symetra Financial Corp.	387,100	9,081
		67,432
Materials (2.5%):
Berry Plastics Group, Inc. (a)	194,570	7,041
Boise Cascade Co. (a)	274,799	10,294
Kaiser Aluminum Corp.	93,075	7,157
Quaker Chemical Corp.	127,738	10,939
		35,431
Real Estate Investment Trusts (REITs) (8.9%):
CubeSmart	339,354	8,195
DiamondRock Hospitality Co.	664,408	9,388
Kite Realty Group Trust	386,333	10,883
Lexington Realty Trust	1,138,441	11,191

See notes to schedules of investments.

Security Description	Shares	Value
Mack Cali Realty Corp.	594,200	$11,456
Medical Properties Trust, Inc.	581,907	8,577
Parkway Properties, Inc.	507,639	8,808
Pennsylvania Real Estate Investment Trust	365,798	8,497
Physicians Realty Trust	469,210	8,263
RAIT Financial Trust	1,116,977	7,662
Ryman Hospitality Properties, Inc.	249,905	15,222
Sunstone Hotel Investors, Inc.	926,916	15,453
		123,595
Thrifts & Mortgage Finance (3.6%):
Astoria Financial Corp.	1,131,006	14,647
MGIC Investment Corp. (a)	1,693,562	16,309
Radian Group, Inc.	1,151,104	19,327
		50,283
Utilities (4.5%):
ALLETE, Inc.	321,132	16,943
Dynegy, Inc. (a)	257,150	8,082
NorthWestern Corp.	267,825	14,406
PNM Resources, Inc.	402,923	11,765
South Jersey Industries, Inc.	192,588	10,454
		61,650
Total Common Stocks (Cost $1,123,860)		1,357,700
Investment Companies (2.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	28,308,693	28,309
Total Investment Companies (Cost $28,309)		28,309
Total Investments (Cost $1,152,169) — 100.0%		1,386,009
Liabilities in excess of other assets — 0.0%		(486)
NET ASSETS - 100.00%		$1,385,523

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 3/31/15.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Integrity Small/Mid-Cap Value Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Banks (12.9%):
BancorpSouth, Inc.	7,911	$184
Comerica, Inc.	5,484	247
First BanCorp (a)	33,779	209
Huntington Bancshares, Inc.	25,671	284
KeyCorp	18,273	259
OFG BanCorp	13,520	221
Opus Bank	3,066	95
Popular, Inc. (a)	6,746	232
Synovus Financial Corp.	9,159	257
Western Alliance BanCorp (a)	9,551	283
Zions Bancorp	14,900	402
		2,673
Capital Markets (3.1%):
Investment Technology Group, Inc. (a)	6,823	206
Janus Capital Group, Inc.	9,570	165
Northstar Asset Management Group, Inc.	5,645	132
Waddell & Reed Financial, Inc.	2,869	142
		645
Consumer Discretionary (15.0%):
Advance Auto Parts, Inc.	980	147
American Eagle Outfitters, Inc.	8,957	153
ANN, Inc. (a)	3,282	135
Ascena Retail Group, Inc. (a)	10,753	156
Bloomin’ Brands, Inc.	7,654	186
Brown Shoe Co., Inc.	5,418	177
Brunswick Corp.	2,855	147
Darden Restaurants, Inc.	3,365	233
DR Horton, Inc.	8,361	238
Gannett Co., Inc.	9,571	355
Goodyear Tire & Rubber Co.	6,294	170
La Quinta Holdings, Inc. (a)	7,641	181
La-Z-Boy, Inc.	5,424	152
Ryland Group, Inc.	5,636	275
The Children’s Place, Inc.	2,324	149
Wyndham Worldwide Corp.	2,934	266
		3,120
Consumer Finance (0.5%):
World Acceptance Corp. (a)	1,358	99

Consumer Staples (2.7%):
Casey’s General Stores, Inc.	1,685	152
Rite AID Corp. (a)	27,524	239
The Hain Celestial Group, Inc. (a)	2,476	159
		550
Energy (3.4%):
Bristow Group, Inc.	1,520	83
Delek US Holdings, Inc.	2,928	116
Matrix Service Co. (a)	8,064	141
Rice Energy, Inc. (a)	3,728	81
Synergy Resources Corp. (a)	15,793	187
Whiting Petroleum Corp. (a)	3,174	98
		706
Health Care (8.8%):
Alere, Inc. (a)	3,383	165
Bruker Corp. (a)	7,583	140
Charles River Laboratories International, Inc. (a)	1,825	145
Health Net, Inc. (a)	4,461	270
HealthSouth Corp.	2,949	131
Hill-Rom Holdings, Inc.	3,962	195
Universal Health Services, Inc., Class B	2,121	250
VCA, Inc. (a)	5,613	307

See notes to schedules of investments.

Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	2,349	$215
		1,818
Industrials (14.3%):
Avery Dennison Corp.	2,995	158
Avis Budget Group, Inc. (a)	3,070	181
Deluxe Corp.	3,691	256
EMCOR Group, Inc.	3,111	145
Esterline Technologies Corp. (a)	1,482	170
GenCorp, Inc. (a)	7,927	184
Genesee & Wyoming, Inc., Class A (a)	1,521	147
Huntington Ingalls Industries, Inc.	1,285	180
JetBlue Airways Corp. (a)	8,542	164
MasTec, Inc. (a)	10,693	206
Navistar International Corp. (a)	4,571	135
Old Dominion Freight Line, Inc. (a)	3,007	232
Orbital ATK, Inc.	2,575	197
Owens Corning, Inc.	4,720	205
Spirit Aerosystems Holdings, Inc. (a)	3,588	187
The Manitowoc Co., Inc.	10,513	227
		2,974
Information Technology (11.9%):
Arrow Electronics, Inc. (a)	3,940	242
Atmel Corp.	15,859	131
CDW Corp.	4,670	174
Ciena Corp. (a)	7,123	138
Fairchild Semiconductor International, Inc. (a)	10,625	193
Freescale Semiconductor Ltd. (a)	3,779	154
Intersil Corp., Class A	10,357	148
Lam Research Corp.	1,881	132
Littelfuse, Inc.	1,806	179
ON Semiconductor Corp. (a)	15,830	192
Plexus Corp. (a)	4,153	169
PTC, Inc. (a)	4,270	154
SYNNEX Corp.	1,830	141
Tech Data Corp. (a)	3,307	191
Unisys Corp. (a)	5,998	139
		2,477
Insurance (7.0%):
American Financial Group, Inc.	4,582	294
AmTrust Financial Services, Inc.	3,679	210
Arch Capital Group Ltd. (a)	5,182	319
Assured Guaranty Ltd.	7,964	210
CNO Financial Group, Inc.	12,081	208
FNF Group	5,918	218
		1,459
Materials (4.3%):
Ashland, Inc.	1,218	155
Berry Plastics Group, Inc. (a)	4,303	156
Graphic Packaging Holding Co.	10,094	147
Kaiser Aluminum Corp.	1,572	121
PolyOne Corp.	6,133	229
Stillwater Mining Co. (a)	6,871	89
		897
Real Estate Investment Trusts (REITs) (8.1%):
CubeSmart	5,470	132
DDR Corp.	7,137	133
DiamondRock Hospitality Co.	9,288	131
Duke Realty Investments, Inc.	10,015	218
Lexington Realty Trust	14,401	142
Mack Cali Realty Corp.	7,225	139
Medical Properties Trust, Inc.	8,139	120
NorthStar Realty Finance Corp.	7,325	133
RAIT Financial Trust	14,888	102
Ryman Hospitality Properties, Inc.	3,636	222

See notes to schedules of investments.

Security Description	Shares	Value
Sunstone Hotel Investors, Inc.	12,339	$206
		1,678
Utilities (5.5%):
ALLETE, Inc.	4,813	254
Atmos Energy Corp.	2,789	154
NRG Energy, Inc.	7,349	185
Pinnacle West Capital Corp.	3,236	206
PNM Resources, Inc.	5,317	155
UGI Corp.	5,435	177
		1,131
Total Common Stocks (Cost $17,554)		20,227
Investment Companies (4.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	881,362	881
Total Investment Companies (Cost $881)		881
Total Investments (Cost $18,435) — 101.7%		21,108
Liabilities in excess of other assets — (1.7)%		(356)
NET ASSETS - 100.00%		$20,752

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 3/31/15.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Munder Growth Opportunities Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communications Equipment (0.8%):
Cisco Systems, Inc.	137,285	$3,779

Consumer Discretionary (16.3%):
Amazon.com, Inc. (a)	6,675	2,484
AMC Networks, Inc., Class A (a)	93,820	7,190
AutoNation, Inc. (a)	101,750	6,546
AutoZone, Inc. (a)	10,135	6,914
Chipotle Mexican Grill, Inc. (a)	9,350	6,082
Comcast Corp., Class A	171,135	9,664
Foot Locker, Inc.	63,125	3,977
Lennar Corp.	143,350	7,427
Lithia Motors, Inc.	78,975	7,851
Lowe’s Cos., Inc.	133,745	9,949
Penske Automotive Group, Inc.	127,800	6,580
The Walt Disney Co.	63,600	6,671
		81,335
Consumer Staples (8.8%):
Anheuser-Busch InBev NV, ADR	43,000	5,242
CVS Caremark Corp.	71,785	7,409
PepsiCo, Inc.	116,590	11,148
PriceSmart, Inc.	62,125	5,279
Reynolds American, Inc.	50,820	3,502
Rite AID Corp. (a)	529,990	4,606
The Kroger Co.	48,080	3,686
Wal-Mart Stores, Inc.	30,405	2,501
		43,373
Electronic Equipment, Instruments & Components (1.1%):
Sanmina Corp. (a)	216,000	5,225

Energy (4.0%):
Chevron Corp.	23,600	2,478
EOG Resources, Inc.	37,565	3,444
Exxon Mobil Corp.	41,140	3,497
Phillips 66	61,725	4,852
Schlumberger Ltd.	29,605	2,470
Valero Energy Corp.	49,000	3,117
		19,858
Financials (4.2%):
AmTrust Financial Services, Inc.	95,700	5,453
SEI Investments Co.	95,000	4,189
The Goldman Sachs Group, Inc.	26,205	4,925
Wells Fargo & Co.	114,350	6,221
		20,788
Health Care (17.3%):
Actavis PLC (a)	20,160	6,000
Alexion Pharmaceuticals, Inc. (a)	24,385	4,226
AmerisourceBergen Corp.	30,785	3,499
Biogen Idec, Inc. (a)	15,200	6,418
Gilead Sciences, Inc. (a)	134,720	13,220
HCA Holdings, Inc. (a)	102,455	7,708
ICON PLC (a)	92,525	6,526
Jazz Pharmaceuticals PLC (a)	40,780	7,046
Mylan NV (a)	132,000	7,835
PAREXEL International Corp. (a)	73,935	5,101
Pfizer, Inc.	203,305	7,073
Teva Pharmaceutical Industries Ltd., ADR	83,220	5,185
Universal Health Services, Inc., Class B	53,200	6,262
		86,099
Industrials (15.3%):
Alaska Air Group, Inc.	82,500	5,460
FedEx Corp.	34,700	5,741
Huntington Ingalls Industries, Inc.	34,965	4,900

See notes to schedules of investments.

Security Description	Shares	Value
Knight Transportation, Inc.	190,170	$6,133
Lear Corp.	77,200	8,555
Old Dominion Freight Line, Inc. (a)	78,400	6,060
Robert Half International, Inc.	114,640	6,938
Ryder System, Inc.	75,010	7,118
Saia, Inc. (a)	69,000	3,057
Southwest Airlines Co.	56,385	2,498
Spirit Airlines, Inc. (a)	90,525	7,003
Union Pacific Corp.	52,185	5,652
United Rentals, Inc. (a)	74,520	6,793
		75,908
Internet Software & Services (6.4%):
Facebook, Inc. (a)	171,225	14,077
Google, Inc., Class A (a)	31,833	17,658
		31,735
IT Serices (1.0%):
Cardtronics, Inc. (a)	128,460	4,830

IT Services (3.4%):
Alliance Data Systems Corp. (a)	17,265	5,115
Euronet Worldwide, Inc. (a)	92,185	5,416
MasterCard, Inc., Class A	72,800	6,289
		16,820
Materials (1.2%):
Boise Cascade Co. (a)	93,150	3,489
Minerals Technologies, Inc.	35,000	2,559
		6,048
Semiconductors & Semiconductor Equipment (4.3%):
Avago Technologies Ltd.	41,485	5,268
NXP Semiconductor NV (a)	52,350	5,254
Skyworks Solutions, Inc.	36,050	3,543
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	297,735	6,991
		21,056
Software (5.9%):
Adobe Systems, Inc. (a)	62,815	4,645
Microsoft Corp.	233,180	9,480
Oracle Corp.	228,245	9,848
Synchronoss Technologies, Inc. (a)	107,895	5,121
		29,094
Technology Hardware, Storage & Peripherals (7.1%):
Apple, Inc.	282,570	35,160

Telecommunication Services (1.8%):
Verizon Communications, Inc.	179,760	8,742
Total Common Stocks (Cost $413,069)		489,850
Investment Companies (0.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	3,932,832	3,933
Total Investment Companies (Cost $3,933)		3,933
Total Investments (Cost $417,002) — 99.7%		493,783
Other assets in excess of liabilities — 0.3%		1,480
NET ASSETS - 100.00%		$495,263

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 3/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Munder Index 500 Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Consumer Discretionary (12.2%):
Amazon.com, Inc. (a)	5,566	$2,070
AutoNation, Inc. (a)	1,090	70
AutoZone, Inc. (a)	467	319
Bed Bath & Beyond, Inc. (a)	2,691	207
Best Buy Co., Inc.	4,215	159
BorgWarner, Inc.	3,318	201
Cablevision Systems Corp.	3,270	60
CarMax, Inc. (a)	3,069	212
Carnival Corp.	6,543	313
CBS Corp., Class B	6,687	405
Chipotle Mexican Grill, Inc. (a)	453	295
Coach, Inc.	3,989	165
Comcast Corp., Class A	37,145	2,097
Darden Restaurants, Inc.	1,811	126
Delphi Automotive PLC	4,243	338
DIRECTV (a)	7,334	624
Discovery Communications, Inc., Class A (a)	2,212	68
Discovery Communications, Inc., Class C (a)	3,969	117
Dollar General Corp. (a)	4,435	334
Dollar Tree, Inc. (a)	2,987	242
DR Horton, Inc.	4,884	139
Expedia, Inc.	1,441	136
Family Dollar Stores, Inc.	1,390	110
Ford Motor Co.	57,828	933
Fossil Group, Inc. (a)	656	54
GameStop Corp.	1,584	60
Gannett Co., Inc.	3,278	122
Gap, Inc.	3,896	169
Garmin Ltd.	1,762	84
General Motors Co.	19,774	742
Genuine Parts Co.	2,224	207
Goodyear Tire & Rubber Co.	3,999	108
H&R Block, Inc.	3,996	128
Hanesbrands, Inc.	5,858	196
Harley-Davidson, Inc.	3,092	188
Harman International Industries, Inc.	989	132
Hasbro, Inc.	1,666	105
Interpublic Group of Cos., Inc.	6,027	133
Johnson Controls, Inc.	9,608	485
Kohl’s Corp.	2,973	233
L Brands, Inc.	3,590	339
Leggett & Platt, Inc.	1,994	92
Lennar Corp.	2,583	134
Lowe’s Cos., Inc.	14,207	1,057
Macy’s, Inc.	4,978	323
Marriott International, Inc., Class A	3,031	243
Mattel, Inc.	4,908	113
McDonald’s Corp.	14,049	1,369
Michael Kors Holdings Ltd. (a)	2,934	193
Mohawk Industries, Inc. (a)	899	167
Netflix, Inc. (a)	884	368
Newell Rubbermaid, Inc.	3,977	155
News Corp., Class A (a)	7,234	116
Nike, Inc., Class B	10,229	1,026
Nordstrom, Inc.	2,070	166
Omnicom Group, Inc.	3,624	283
O’Reilly Automotive, Inc. (a)	1,481	320
Priceline.com, Inc. (a)	759	884
Pultegroup, Inc.	4,915	109
PVH Corp.	1,197	128
Ralph Lauren Corp.	881	116
Ross Stores, Inc.	3,025	319
Royal Caribbean Cruises Ltd.	2,422	198
Scripps Networks Interactive, Inc.	1,424	98
Sherwin-Williams Co.	1,179	335
Staples, Inc.	9,358	152
Starbucks Corp.	10,960	1,038

See notes to schedules of investments.

Security Description	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	2,509	$210
Target Corp.	9,301	764
The Home Depot, Inc.	19,264	2,188
The Walt Disney Co.	22,856	2,396
Tiffany & Co.	1,634	144
Time Warner Cable, Inc.	4,096	614
Time Warner, Inc.	12,140	1,025
TJX Cos., Inc.	9,979	699
Tractor Supply Co.	2,000	170
TripAdvisor, Inc. (a)	1,618	135
Twenty-First Century Fox, Inc., Class B	26,729	905
Under Armour, Inc. (a)	2,416	195
Urban Outfitters, Inc. (a)	1,483	68
VF Corp.	5,004	377
Viacom, Inc., Class B	5,338	365
Whirlpool Corp.	1,133	230
Wyndham Worldwide Corp.	1,762	159
Wynn Resorts Ltd.	1,177	148
Yum! Brands, Inc.	6,331	498
		34,017
Consumer Staples (9.3%):
Altria Group, Inc.	28,787	1,440
Archer-Daniels-Midland Co.	9,272	439
Brown-Forman Corp.	2,295	207
Campbell Soup Co.	2,599	121
Clorox Co.	1,917	212
Coca-Cola Co.	57,443	2,330
Coca-Cola Enterprises, Inc.	3,171	140
Colgate-Palmolive Co.	12,464	864
ConAgra Foods, Inc.	6,203	227
Constellation Brands, Inc., Class A (a)	2,460	286
Costco Wholesale Corp.	6,431	974
CVS Caremark Corp.	16,449	1,698
Dr Pepper Snapple Group, Inc.	2,834	222
Estee Lauder Cos., Inc.	3,268	272
General Mills, Inc.	8,816	499
Hershey Co.	2,167	219
Hormel Foods Corp.	1,952	111
J.M. Smucker Co.	1,479	171
Kellogg Co.	3,681	243
Keurig Green Mountain, Inc.	1,769	198
Kimberly-Clark Corp.	5,342	572
Kraft Foods Group, Inc.	8,598	749
Lorillard, Inc.	5,263	344
McCormick & Co., Inc.	1,885	145
Mead Johnson Nutrition Co.	2,957	297
Molson Coors Brewing Co.	2,312	172
Mondelez International, Inc.	24,112	870
Monster Beverage Corp. (a)	2,137	296
PepsiCo, Inc.	21,669	2,072
Philip Morris International, Inc.	22,613	1,704
Reynolds American, Inc.	4,476	308
Sysco Corp.	8,658	327
The Kroger Co.	7,171	550
The Procter & Gamble Co.	39,459	3,233
Tyson Foods, Inc., Class A	4,255	163
Walgreens Boots Alliance, Inc.	12,727	1,077
Wal-Mart Stores, Inc.	23,063	1,897
Whole Foods Market, Inc.	5,248	273
		25,922
Energy (7.7%):
Anadarko Petroleum Corp.	7,395	612
Apache Corp.	5,497	332
Baker Hughes, Inc.	6,320	402
Cabot Oil & Gas Corp.	6,062	179
Cameron International Corp. (a)	2,831	128
Chesapeake Energy Corp.	7,544	107

See notes to schedules of investments.

Security Description	Shares	Value
Chevron Corp.	27,484	$2,886
Cimarex Energy Co.	1,264	145
ConocoPhillips	17,975	1,119
CONSOL Energy, Inc.	3,343	93
Devon Energy Corp.	5,615	339
Diamond Offshore Drilling, Inc.	976	26
Ensco PLC, Class A, ADR	3,395	72
EOG Resources, Inc.	8,002	734
Exxon Mobil Corp.	61,318	5,213
FMC Technologies, Inc. (a)	3,412	126
Halliburton Co.	12,420	545
Helmerich & Payne, Inc.	1,572	107
Hess Corp.	3,551	241
Kinder Morgan, Inc.	24,909	1,048
Marathon Oil Corp.	9,798	256
Marathon Petroleum Corp.	3,991	409
Murphy Oil Corp.	2,424	113
National Oilwell Varco, Inc.	5,992	300
Newfield Exploration Co. (a)	2,324	82
Noble Corp. PLC	3,536	50
Noble Energy, Inc.	5,653	276
Occidental Petroleum Corp.	11,264	822
ONEOK, Inc.	3,021	146
Phillips 66	7,944	624
Pioneer Natural Resources Co.	2,174	355
QEP Resources, Inc.	2,360	49
Range Resources Corp.	2,450	127
Schlumberger Ltd.	18,642	1,555
Southwestern Energy Co. (a)	5,535	128
Spectra Energy Corp.	9,798	354
Tesoro Corp.	1,825	167
Transocean Ltd.	4,946	73
Valero Energy Corp.	7,526	479
Williams Cos., Inc.	9,823	497
		21,316
Financials (15.6%):
ACE Ltd.	4,785	533
Affiliated Managers Group, Inc. (a)	807	173
AFLAC, Inc.	6,415	411
Allstate Corp.	6,087	433
American Express Co.	12,812	1,001
American International Group, Inc.	20,062	1,098
American Tower Corp.	6,177	582
Ameriprise Financial, Inc.	2,667	349
Aon PLC	4,096	394
Apartment Investment & Management Co., Class A	2,254	89
Assurant, Inc.	1,025	63
AvalonBay Communities, Inc.	1,927	336
Bank of America Corp.	153,776	2,367
Bank of New York Mellon Corp.	16,283	655
BB&T Corp.	10,518	410
Berkshire Hathaway, Inc., Class B (a)	26,658	3,847
BlackRock, Inc.	1,854	678
Boston Properties, Inc.	2,239	315
Capital One Financial Corp.	8,063	636
CBRE Group, Inc., Class A (a)	4,053	157
Cincinnati Financial Corp.	2,139	114
Citigroup, Inc.	44,349	2,285
CME Group, Inc.	4,623	438
Comerica, Inc.	2,627	119
Crown Castle International Corp.	4,875	402
Discover Financial Services	6,537	368
E*Trade Financial Corp. (a)	4,194	120
Equity Residential (REIT)	5,318	414
Essex Property Trust, Inc.	952	219
Fifth Third Bancorp	11,910	225
Franklin Resources, Inc.	5,723	294
General Growth Properties, Inc.	9,184	271

See notes to schedules of investments.

Security Description	Shares	Value
Genworth Financial, Inc., Class A (a)	7,214	$53
Hartford Financial Services Group, Inc.	6,153	257
HCP, Inc.	6,706	290
Health Care REIT, Inc.	5,108	395
Host Hotels & Resorts, Inc.	10,996	222
Hudson City BanCorp, Inc.	6,990	73
Huntington Bancshares, Inc.	11,869	131
IntercontinentalExchange Group, Inc.	1,637	382
Invesco Ltd.	6,285	249
Iron Mountain, Inc.	2,733	100
JPMorgan Chase & Co.	54,501	3,301
KeyCorp	12,503	177
Kimco Realty Corp.	5,971	160
Legg Mason, Inc.	1,480	82
Leucadia National Corp.	4,604	103
Lincoln National Corp.	3,747	215
Loews Corp.	4,370	178
M&T Bank Corp.	1,942	247
Marsh & McLennan Cos., Inc.	7,907	444
McGraw-Hill Cos., Inc.	3,998	413
MetLife, Inc.	16,334	826
Moody’s Corp.	2,599	270
Morgan Stanley	22,537	804
NASDAQ Omx Group, Inc. (The)	1,715	87
Navient Corp.	5,868	119
Northern Trust Corp.	3,217	224
People’s United Financial, Inc.	4,508	69
Plum Creek Timber Co., Inc.	2,573	112
PNC Financial Services Group, Inc.	7,611	710
Principal Financial Group, Inc.	3,970	204
Progressive Corp.	7,819	213
Prologis, Inc.	7,486	326
Prudential Financial, Inc.	6,636	533
Public Storage	2,118	418
Regions Financial Corp.	19,630	186
Simon Property Group, Inc.	4,538	887
SL Green Realty Corp.	1,441	185
State Street Corp.	6,026	443
SunTrust Banks, Inc.	7,667	315
T Rowe Price Group, Inc.	3,787	307
The Charles Schwab Corp.	16,865	513
The Chubb Corp.	3,374	341
The Goldman Sachs Group, Inc.	5,915	1,112
The Macerich Co.	2,043	172
Torchmark Corp.	1,858	102
Travelers Cos., Inc.	4,697	508
U.S. Bancorp	26,037	1,137
Unum Group	3,701	125
Ventas, Inc.	4,835	353
Vornado Realty Trust	2,554	286
Wells Fargo & Co.	68,538	3,727
XL Group PLC	3,768	139
Zions Bancorp	2,946	80
		43,101
Health Care (14.4%):
Abbott Laboratories	22,058	1,022
Abbvie, Inc.	23,299	1,364
Actavis PLC (a)	5,708.105000	1,699
Aetna, Inc.	5,151	549
Agilent Technologies, Inc.	4,908	204
Alexion Pharmaceuticals, Inc. (a)	2,955	512
AmerisourceBergen Corp.	3,033	345
Amgen, Inc.	11,093	1,773
Anthem, Inc.	3,899	602
Baxter International, Inc.	7,914	542
Becton Dickinson & Co.	3,052.312900	438
Biogen Idec, Inc. (a)	3,429	1,448
Boston Scientific Corp. (a)	19,449	345

See notes to schedules of investments.

Security Description	Shares	Value
Bristol-Myers Squibb Co.	24,297	$1,567
C.R. Bard, Inc.	1,084	181
Cardinal Health, Inc.	4,833	436
Celgene Corp. (a)	11,703	1,349
Cerner Corp. (a)	4,438	325
Cigna Corp.	3,777	489
DaVita Healthcare Partners, Inc. (a)	2,523	205
DENTSPLY International, Inc.	2,059	105
Edwards Lifesciences Corp. (a)	1,576	225
Eli Lilly & Co.	14,308	1,039
Endo International PLC (a)	2,594	233
Express Scripts Holding Co. (a)	10,625	922
Gilead Sciences, Inc. (a)	21,772	2,137
HCA Holdings, Inc. (a)	4,303	324
Henry Schein, Inc. (a)	1,231	172
Hospira, Inc. (a)	2,505	220
Humana, Inc.	2,186	389
Intuitive Surgical, Inc. (a)	535	270
Johnson & Johnson	40,645	4,090
Laboratory Corp. of America Holdings (a)	1,455	183
Mallinckrodt PLC (a)	1,698	215
McKesson Corp.	3,403	770
Medtronic PLC	20,831	1,625
Merck & Co., Inc.	41,489	2,385
Mylan NV (a)	5,444	323
Patterson Cos., Inc.	1,273	62
PerkinElmer, Inc.	1,640	84
Perrigo Co. PLC	2,055	340
Pfizer, Inc.	89,592	3,117
Quest Diagnostics, Inc.	2,098	161
Regeneron Pharmaceuticals, Inc. (a)	1,078	487
St. Jude Medical, Inc.	4,111	269
Stryker Corp.	4,364	403
Tenet Healthcare Corp. (a)	1,464	72
Thermo Fisher Scientific, Inc.	5,800	779
UnitedHealth Group, Inc.	13,941	1,650
Universal Health Services, Inc., Class B	1,325	156
Varian Medical Systems, Inc. (a)	1,460	137
Vertex Pharmaceuticals, Inc. (a)	3,538	417
Waters Corp. (a)	1,219	152
Zimmer Holdings, Inc.	2,473	291
Zoetis, Inc.	7,281	337
		39,936
Industrials (10.1%):
3M Co.	9,278	1,530
Allegion PLC	1,397	85
American Airlines Group, Inc.	10,485	553
AMETEK, Inc.	3,523	185
Avery Dennison Corp.	1,330	70
Boeing Co.	9,576	1,437
C.H. Robinson Worldwide, Inc.	2,137	156
Caterpillar, Inc.	8,840	708
Cintas Corp.	1,403	115
CSX Corp.	14,521	481
Cummins, Inc.	2,462	341
Danaher Corp.	8,975	762
Deere & Co.	4,962	435
Delta Air Lines, Inc.	12,049	542
Dover Corp.	2,383	165
Dun & Bradstreet Corp.	524	67
Eaton Corp. PLC	6,913	469
Emerson Electric Co.	10,016	567
Equifax, Inc.	1,746	162
Expeditors International of Washington, Inc.	2,834	137
Fastenal Co.	3,966	164
FedEx Corp.	3,846	636
First Solar, Inc. (a)	1,123	67
Flowserve Corp.	1,987	112

See notes to schedules of investments.

Security Description	Shares	Value
Fluor Corp.	2,158	$123
General Dynamics Corp.	4,597	624
General Electric Co.	147,130	3,651
Honeywell International, Inc.	11,431	1,192
Illinois Tool Works, Inc.	5,103	496
Ingersoll-Rand PLC	3,849	262
Jacobs Engineering Group, Inc. (a)	1,875	85
Joy Global, Inc.	1,468	58
Kansas City Southern industries, Inc.	1,602	164
L-3 Communications Holdings, Inc.	1,206	152
Lockheed Martin Corp.	3,919	795
Masco Corp.	5,178	138
Nielsen Holdings NV	4,613	206
Norfolk Southern Corp.	4,493	462
Northrop Grumman Corp.	2,900	467
PACCAR, Inc.	5,154	325
Pall Corp.	1,551	156
Parker Hannifin Corp.	2,082	247
Pentair PLC	2,666	168
Pitney Bowes, Inc.	2,946	69
Precision Castparts Corp.	2,072	435
Quanta Services, Inc. (a)	3,149	90
Raytheon Co.	4,492	491
Republic Services, Inc.	3,668	149
Robert Half International, Inc.	1,997	121
Rockwell Automation, Inc.	1,982	230
Rockwell Collins, Inc.	1,941	187
Roper Industries, Inc.	1,467	252
Ryder System, Inc.	770	73
Snap-on, Inc.	844	124
Southwest Airlines Co.	9,911	439
Stanley Black & Decker, Inc.	2,300	219
Stericycle, Inc. (a)	1,232	173
Textron, Inc.	4,056	180
The ADT Corp.	2,527	105
Tyco International PLC	6,110	263
Union Pacific Corp.	12,882	1,395
United Parcel Service, Inc., Class B	10,178	987
United Rentals, Inc. (a)	1,410	129
United Technologies Corp.	12,079	1,416
W.W. Grainger, Inc.	884	208
Waste Management, Inc.	6,219	336
Xylem, Inc.	2,653	93
		27,881
Information Technology (19.0%):
Accenture PLC, Class A	9,170	859
Adobe Systems, Inc. (a)	6,956	514
Akamai Technologies, Inc. (a)	2,588	184
Alliance Data Systems Corp. (a)	918	272
Altera Corp.	4,398	189
Amphenol Corp., Class A	4,519	266
Analog Devices, Inc.	4,564	288
Apple, Inc.	85,147	10,595
Applied Materials, Inc.	17,961	405
Autodesk, Inc. (a)	3,301	194
Automatic Data Processing, Inc.	6,945	595
Avago Technologies Ltd.	3,750	476
Broadcom Corp., Class A	7,968	345
CA, Inc.	4,655	152
Cisco Systems, Inc.	74,674	2,055
Citrix Systems, Inc. (a)	2,350	150
Cognizant Technology Solutions Corp., Class A (a)	8,892	555
Computer Sciences Corp.	2,051	134
Corning, Inc.	18,584	422
eBay, Inc. (a)	16,096	928
Electronic Arts, Inc. (a)	4,541	267
EMC Corp.	29,062	743
Equinix, Inc.	825	192

See notes to schedules of investments.

Security Description	Shares	Value
F5 Networks, Inc. (a)	1,054	$121
Facebook, Inc. (a)	30,687	2,524
Fidelity National Information Services, Inc.	4,146	282
Fiserv, Inc. (a)	3,489	277
FLIR Systems, Inc.	2,059	64
Google, Inc., Class A (a)	4,174	2,315
Google, Inc., Class C (a)	4,183	2,292
Harris Corp.	1,522	120
Hewlett-Packard Co.	26,569	828
Intel Corp.	69,231	2,166
International Business Machines Corp.	13,440	2,157
Intuit, Inc.	4,045	392
Juniper Networks, Inc.	5,288	119
KLA-Tencor Corp.	2,402	140
Lam Research Corp.	2,321	163
Linear Technology Corp.	3,465	162
MasterCard, Inc., Class A	14,270	1,233
Microchip Technology, Inc.	2,911	142
Micron Technology, Inc. (a)	15,748	427
Microsoft Corp.	119,924	4,876
Motorola Solutions, Inc.	2,784	186
NetApp, Inc.	4,551	161
NVIDIA Corp.	7,479	156
Oracle Corp.	46,861	2,022
Paychex, Inc.	4,747	236
QUALCOMM, Inc.	24,113	1,672
Red Hat, Inc. (a)	2,681	203
Salesforce.com, Inc. (a)	8,844	591
SanDisk Corp.	3,113	198
Seagate Technology PLC	4,778	249
Skyworks Solutions, Inc.	2,783	274
Symantec Corp.	10,031	234
TE Connectivity Ltd.	5,945	426
Teradata Corp. (a)	2,121	94
Texas Instruments, Inc.	15,307	875
Total System Services, Inc.	2,416	92
VeriSign, Inc. (a)	1,537	103
Visa, Inc., Class A	28,358	1,854
Western Digital Corp.	3,174	289
Western Union Co.	7,696	160
Xerox Corp.	15,281	196
Xilinx, Inc.	3,861	163
Yahoo!, Inc. (a)	12,726	565
		52,579
Materials (3.0%):
Air Products & Chemicals, Inc.	2,808	425
Airgas, Inc.	974	103
Alcoa, Inc.	17,867	231
Allegheny Technologies, Inc.	1,587	48
Ball Corp.	2,011	143
CF Industries Holdings, Inc.	700	199
Eastman Chemical Co.	2,166	150
Ecolab, Inc.	3,944	451
Ei DU Pont de Nemours & Co.	13,229	946
FMC Corp.	1,934	111
Freeport-McMoRan, Inc.	15,174	287
International Flavors & Fragrances, Inc.	1,179	138
International Paper Co.	6,203	344
LyondellBasell Industries NV, Class A	5,789	508
Martin Marietta Materials, Inc.	894	125
MeadWestvaco Corp.	2,447	122
Monsanto Co.	7,068	796
Newmont Mining Corp.	7,245	157
Nucor Corp.	4,632	220
Owens-Illinois, Inc. (a)	2,394	56
PPG Industries, Inc.	1,988	448
Praxair, Inc.	4,221	510
Sealed Air Corp.	3,080	140

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Sigma-Aldrich Corp.	1,745	$241
The Dow Chemical Co.	15,907	763
The Mosaic Co.	4,545	209
Vulcan Materials Co.	1,931	163
Weyerhaeuser Co.	7,675	254
		8,288
Telecommunication Services (2.2%):
AT&T, Inc.	75,870	2,477
CenturyLink, Inc.	8,334	288
Frontier Communications Corp.	14,558	103
Level 3 Communications, Inc. (a)	4,192	226
Verizon Communications, Inc.	60,744	2,953
Windstream Holdings, Inc.	8,755	65
		6,112
Utilities (3.0%):
AES Corp.	9,449	121
AGL Resources, Inc.	1,735	86
Ameren Corp.	3,525	149
American Electric Power Co., Inc.	7,144	402
CenterPoint Energy, Inc.	6,244	127
CMS Energy Corp.	4,063	142
Consolidated Edison, Inc.	4,255	260
Dominion Resources, Inc. (Virginia)	8,597	610
DTE Energy Co.	2,571	207
Duke Energy Corp.	10,328	792
Edison International	4,733	296
Entergy Corp.	2,635	204
Equities Corp.	2,201	182
Eversource Energy	4,626	234
Exelon Corp.	12,550	422
FirstEnergy Corp.	6,106	214
Integrys Energy Group, Inc.	1,161	84
NextEra Energy, Inc.	6,482	674
NiSource, Inc.	4,580	202
NRG Energy, Inc.	4,906	124
Pepco Holdings, Inc.	3,646	98
PG&E Corp.	6,937	368
Pinnacle West Capital Corp.	1,604	102
PPL Corp.	9,712	327
Public Service Enterprise Group, Inc.	7,399	310
SCANA Corp.	2,063	113
Sempra Energy	3,375	368
Southern Co.	13,300	589
TECO Energy, Inc.	3,389	66
Wisconsin Energy Corp.	3,276	162
Xcel Energy, Inc.	7,342	256
		8,291
Total Common Stocks (Cost $80,759)		267,443
U.S. Treasury Obligations (0.4%)
U.S. Treasury Bills, 0.09%, 6/11/15 (b)	1,000	1,000
Total U.S. Treasury Obligations (Cost $1,000)		1,000
Investment Companies (3.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	8,853,728	8,854
Total Investment Companies (Cost $8,854)		8,854
Total Investments (Cost $90,613) — 100.1%		277,297
Liabilities in excess of other assets — (0.1)%		(316)
NET ASSETS - 100.00%		$276,981

(a)	Non-income producing security.

See notes to schedules of investments.

(b)	Zero-coupon bond.
(c)	Rate disclosed is the daily yield on 3/31/15.

ADR—American Depositary Receipt
PLC—Public Liability Co.
REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures	99	6/22/15	$10,200,960	$(38,167)
				$(38,167)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Munder Mid-Cap Core Growth Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Consumer Discretionary (16.9%):
Advance Auto Parts, Inc.	525,200	$78,617
BorgWarner, Inc.	1,453,900	87,932
Discovery Communications, Inc., Class A (a)	995,600	30,625
Discovery Communications, Inc., Class C (a)	994,400	29,310
Fossil Group, Inc. (a)	479,900	39,568
L Brands, Inc.	1,266,000	119,371
Liberty Broadband Corp., Class A (a)	475,461	26,854
Liberty Broadband Corp., Class C (a)	863,821	48,892
Liberty Media Corp., Series A (a)	703,946	27,137
Liberty Media Corp. (a)	1,380,392	52,731
Macy’s, Inc.	1,448,700	94,035
Marriott International, Inc., Class A	1,109,000	89,075
Penske Automotive Group, Inc.	1,487,500	76,591
Ross Stores, Inc.	1,026,300	108,131
Starz (a)	2,118,946	72,913
Thor Industries, Inc.	1,053,300	66,579
Toll Brothers, Inc. (a)	1,448,900	57,000
		1,105,361
Consumer Staples (4.6%):
Church & Dwight Co., Inc.	1,289,650	110,162
Monster Beverage Corp. (a)	662,200	91,645
The Hain Celestial Group, Inc. (a)	1,559,000	99,854
		301,661
Energy (4.9%):
Baker Hughes, Inc.	853,600	54,272
Concho Resources, Inc. (a)	661,900	76,728
Diamondback Energy, Inc. (a)	933,600	71,738
Gulfport Energy Corp. (a)	1,118,500	51,350
Helix Energy Solutions Group, Inc. (a)	2,083,800	31,174
Oceaneering International, Inc.	703,100	37,918
		323,180
Financials (18.7%):
Affiliated Managers Group, Inc. (a)	594,500	127,687
Digital Realty Trust, Inc. (b)	774,425	51,081
Essex Property Trust, Inc.	259,050	59,556
Invesco Ltd.	2,916,200	115,744
Iron Mountain, Inc.	1,858,242	67,789
Kilroy Realty Corp.	968,300	73,755
Lincoln National Corp.	2,060,000	118,367
Northern Trust Corp.	1,133,400	78,941
Radian Group, Inc.	6,350,300	106,622
Reinsurance Group of America, Inc.	1,055,400	98,353
Signature Bank (a)	688,475	89,212
SLM Corp.	8,867,600	82,291
SunTrust Banks, Inc.	1,224,400	50,311
The Macerich Co.	1,265,600	106,727
		1,226,436
Health Care (12.4%):
BioMarin Pharmaceutical, Inc. (a)	1,048,025	130,605
C.R. Bard, Inc.	429,400	71,860
Centene Corp. (a)	895,100	63,275
Cerner Corp. (a)	1,198,200	87,780
Cooper Companies, Inc.	642,300	120,380
HealthSouth Corp.	2,099,700	93,142
Mylan NV (a)	1,359,400	80,680
PerkinElmer, Inc.	1,560,400	79,799
Perrigo Co. PLC	532,500	88,156
		815,677
Industrials (13.9%):
Allison Transmission Holding, Inc.	1,945,000	62,123
AMETEK, Inc.	1,268,600	66,652

See notes to schedules of investments.

Security Description	Shares	Value
Carlisle Cos., Inc.	667,800	$61,858
Esterline Technologies Corp. (a)	512,000	58,583
Fortune Brands Home & Security, Inc.	1,504,300	71,424
Hubbell, Inc., Class B	521,900	57,211
Kansas City Southern industries, Inc.	632,725	64,589
Kirby Corp. (a)	609,060	45,710
Nordson Corp.	848,000	66,432
Old Dominion Freight Line, Inc. (a)	955,800	73,883
Precision Castparts Corp.	243,700	51,177
Stericycle, Inc. (a)	562,075	78,932
Verisk Analytics, Inc., Class A (a)	1,082,600	77,298
WABCO Holdings, Inc. (a)	610,300	74,994
		910,866
Information Technology (14.0%):
Amphenol Corp., Class A	122,852	7,240
Avago Technologies Ltd.	843,200	107,070
Check Point Software Technologies Ltd. (a)	948,775	77,771
Cognizant Technology Solutions Corp., Class A (a)	1,720,520	107,343
Mentor Graphics Corp.	3,173,100	76,250
Microchip Technology, Inc.	1,471,500	71,956
ON Semiconductor Corp. (a)	6,799,900	82,347
PTC, Inc. (a)	1,573,900	56,928
Red Hat, Inc. (a)	1,175,800	89,066
Skyworks Solutions, Inc.	1,827,796	179,654
Solera Holdings, Inc.	1,244,325	64,282
		919,907
Materials (6.4%):
Airgas, Inc.	879,025	93,274
Eagle Materials	583,100	48,724
LyondellBasell Industries NV, Class A	905,100	79,468
PolyOne Corp.	1,570,100	58,643
RPM International, Inc.	1,452,400	69,701
W.R. Grace & Co. (a)	700,600	69,268
		419,078
Telecommunication Services (2.0%):
SBA Communications Corp. (a)	1,094,000	128,107

Utilities (3.8%):
Black Hills Corp.	629,600	31,757
ITC Holdings Corp.	2,405,100	90,023
NiSource, Inc.	2,803,600	123,807
		245,587
Total Common Stocks (Cost $3,768,320)		6,395,860
Exchange-Traded Funds (0.7%)
SPDR S&P MidCap 400 ETF	170,198	47,186
Total Exchange-Traded Funds (Cost $47,062)		47,186
Investment Companies (0.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	29,958,799	29,959
Total Investment Companies (Cost $29,959)		29,959
Total Investments (Cost $3,845,341) — 98.8%		6,473,005
Other assets in excess of liabilities — 1.2%		78,077
NET ASSETS - 100.00%		$6,551,082

(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate disclosed is the daily yield on 3/31/15.

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Trivalent Emerging Markets Small-Cap Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (86.6%)
Brazil (5.4%):
Consumer Discretionary (1.8%):
Guararapes Confeccoes SA	900	$22
Lojas Renner SA	800	23
Smiles SA	1,900	30
		75
Consumer Staples (1.3%):
Raia Drogasil SA	4,000	36
Sao Martinho SA	1,700	20
		56
Energy (0.4%):
Qgep Paticipacoes SA	9,000	19

Financials (1.5%):
Banco ABC Brasil SA	8,000	29
Sul America SA	7,500	33
		62
Health Care (0.4%):
Qualicorp SA (b)	2,100	15
		227
British Virgin Islands (0.6%):
Information Technology (0.6%):
Luxoft Holding, Inc. (b)	522	27

Chile (0.6%):
Utilities (0.6%):
E-CL SA	17,166	27

China (18.1%):
Consumer Discretionary (1.9%):
Anta Sports Products Ltd.	22,000	40
Chongqing Changan Automobile Co. Ltd. (c)	14,400	42
		82
Energy (0.6%):
Hilong Holdings Ltd.	110,000	27

Financials (1.9%):
Central China Securities Co. Ltd., Class H (b)	41,000	39
KWG Property Holding Ltd.	61,000	43
		82
Health Care (1.0%):
China Shineway Pharmaceutical Group Ltd.	15,000	23
Sihuan Pharmaceutical Holdings Group Ltd.	37,000	20
		43
Industrials (4.6%):
China Lesso Group Holdings Ltd.	94,000	55
China Railway Construction Corp.	28,000	42
Lonking Holdings Ltd.	118,000	24
Sichuan Expressway Co. Ltd., Class H	82,000	35
Sinotrans Ltd.	67,000	38
		194
Information Technology (3.3%):
Autohome, Inc., ADR (b)	577	26
BYD Electronic (International) Co. Ltd.	47,000	59
Changyou.com Ltd., ADR (b)	769	20
TCL Communication Technology Holdings Ltd.	33,000	33
		138
Materials (1.7%):
Huaxin Cement Co. Ltd., Class B	38,620	47

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Tiangong International Co. Ltd.	142,000	$23
		70
Telecommunication Services (0.6%):
Xinyi Solar Holdings Ltd.	78,000	24

Utilities (2.5%):
China Power International Development Ltd.	98,000	51
Datang International Power Generation Co. Ltd.	60,000	31
Huadian Fuxin Energy Corp. Ltd., Class H	50,000	24
		106
		766
Egypt (0.6%):
Financials (0.6%):
Palm Hills Developments SAE (b)	45,861	24

Greece (0.5%):
Industrials (0.5%):
Aegean Airlines	2,778	22

Hong Kong (3.2%):
Consumer Discretionary (0.6%):
Skyworth Digital Holdings Ltd.	30,000	24

Financials (1.2%):
Far East Horizon Ltd.	55,000	50

Health Care (0.9%):
Lijun International Pharmaceutical (Holding) Co. Ltd.	92,000	40

Information Technology (0.5%):
Wasion Group Holdings Ltd.	18,000	22
		136
Hungary (0.6%):
Telecommunication Services (0.6%):
Magyar Telekom Telecommunications PLC (b)	18,168	27

Indonesia (1.0%):
Consumer Staples (0.4%):
PT Perusahaan Perkebunan London Sumatra Indonesia TBK	128,200	17

Financials (0.6%):
PT Ciputra Development TBK	219,200	25
		42
Jersey (1.1%):
Information Technology (1.1%):
WNS (Holdings) Ltd., ADR (b)	1,977	48

Korea, Republic Of (15.8%):
Consumer Discretionary (4.0%):
Hana Tour Service, Inc.	340	34
Hansae Co. Ltd.	664	25
LF Corp.	804	23
Nexen Tire Corp.	2,240	26
S&T Motiv Co. Ltd.	740	37
SL Corp.	1,455	25
		170
Consumer Staples (3.0%):
BGF Retail Co. Ltd.	859	88
CJ Freshway Corp.	865	39
		127
Financials (1.8%):
KIWOOM Securities Co. Ltd.	542	34

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Korean Reinsurance Co.	2,047	$19
Kyongnam Bank (b)	2,821	24
		77
Health Care (1.6%):
Boryung Pharmaceutical Co. Ltd.	1,038	41
Korea United Pharmaceuticals, Inc.	1,536	25
		66
Information Technology (2.6%):
Com2us Corp. (b)	268	46
Tovis Co. Ltd.	2,454	39
WONIK IPS Co. Ltd. (b)	2,425	24
		109
Materials (2.8%):
Seah Besteel Corp.	1,790	54
SKC Co. Ltd.	1,266	41
Soulbrain Co. Ltd.	538	23
		118
		667
Luxembourg (0.8%):
Materials (0.8%):
Ternium SA, ADR	1,840	33

Malaysia (1.8%):
Energy (0.5%):
Perdana Petroleum Berhad	60,700	21

Health Care (1.3%):
Kossan Rubber Industries Berhad	36,100	55
		76
Mexico (5.6%):
Consumer Discretionary (1.0%):
Megacable Holdings Sab de CV (b)	10,900	43

Consumer Staples (2.1%):
Gruma Sab de CV, Class B	7,100	90

Financials (1.7%):
Corporacion Inmobiliaria Vesta Sab de CV	12,200	22
Credito Real Sab de CV	10,067	24
Macquarie Mexico Real Estate Management SA de CV	16,400	26
		72
Industrials (0.8%):
Ohl Mexico Sab de CV (b)	18,000	34
		239
Philippines (2.7%):
Consumer Discretionary (0.8%):
ABS-CBN Holdings Corp.	23,010	32

Financials (0.9%):
Filinvest Land, Inc.	883,000	36

Industrials (0.6%):
Cebu Air, Inc.	13,180	25

Materials (0.4%):
Nickel Asia Corp.	35,775	19
		112
Russian Federation (1.2%):
Materials (1.2%):
ALROSA AO	40,938	51

South Africa (7.7%):
Consumer Staples (2.4%):
Astral Foods Ltd.	4,332	64

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Oceana Group Ltd.	4,440	$37
		101
Financials (0.9%):
Resilient Property Income Fund Ltd.	4,444	38

Industrials (0.5%):
Raubex Group Ltd.	13,601	20

Materials (2.3%):
Mpact Ltd.	16,132	57
Sibanye Gold Ltd.	18,249	39
		96
Telecommunication Services (1.6%):
Telkom SA SOC Ltd. (b)	10,640	70
		325
Taiwan (9.8%):
Consumer Discretionary (1.9%):
Grand Ocean Retail Group Ltd.	13,000	23
Taiwan Paiho Ltd.	24,000	58
		81
Financials (0.5%):
Chailease Holding Co. Ltd.	9,170	23

Industrials (2.6%):
Rechi Precision Co. Ltd.	23,000	23
Sporton International, Inc.	8,000	43
Syncmold Enterprise Corp.	20,000	45
		111
Information Technology (4.8%):
Coretronic Corp. (b)	28,500	44
Everlight Electronics Co. Ltd.	20,000	45
Sigurd Microelectronics Corp.	32,000	31
Silicon Motion Technology Corp., ADR	1,780	48
WT Microelectronics Co. Ltd.	21,725	33
		201
		416
Taiwan, Province Of China (1.1%):
Industrials (0.5%):
Tong-Tai Machine & Tool Co. Ltd.	20,000	22

Information Technology (0.6%):
Flytech Technology Co. Ltd.	6,000	24
		46
Thailand (4.6%):
Consumer Discretionary (0.6%):
Major Cineplex Group PLC	25,900	26

Financials (1.9%):
Amata Corp. Public Co. Ltd.	55,800	28
Supalai Public Co. Ltd.	48,000	31
Thanachart Capital Public Co. Ltd.	19,700	21
		80
Industrials (0.6%):
Bangkok Expressway Public Co. Ltd.	23,000	28

Information Technology (1.0%):
Hana Microelectronics Public Co. Ltd.	30,400	41

Telecommunication Services (0.5%):
Thaicom Public Co. Ltd.	19,700	21
		196
Turkey (3.8%):
Consumer Discretionary (0.9%):
Dogus Otomotiv Servis ve Ticaret AS	7,038	37

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Financials (0.7%):
Turkiye Sinai Kalkinma Bankasi AS	38,033	$29

Industrials (1.2%):
Tekfen Holding AS (b)	12,307	22
Trakya Cam Sanayii AS	25,552	29
		51
Materials (1.0%):
Akcansa Cimento	6,427	44
		161
Total Common Stocks (Cost $3,380)		3,668

Preferred Stocks (0.6%)
Russian Federation (0.6%):

Energy (0.6%):
Ak Transneft OAO	12
		26
Total Preferred Stocks (Cost $26)		26

Rights (0.8%)
Russian Federation (0.8%):

Financials (0.8%):
Moscow Exchange MICEX (b)	28,281	33
Total Rights (Cost $37)		33

Exchange-Traded Funds (11.4%)
United States (11.4%):

iShares MSCI Emerging Markets ETF	2,688	127
iShares MSCI India Small-cap ETF	9,949	357
		484
Total Exchange-Traded Funds (Cost $422)		484

Cash Equivalents (0.1%)
United States (0.1%):
Citibank Money Market Deposit Account, 0.02% (d)	2	2
Total Cash Equivalents (Cost $2)		2

Total Investments (Cost $3,867) — 99.5%		4,213
Other assets in excess of liabilities — 0.5%		21
NET ASSETS - 100.00%		$4,234

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at 3/31/15.
(b)	Non-income producing security.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At March 31, 2015, illiquid securities were 1.00% of the Fund’s net assets.
(d)	Rate periodically changes. Rate disclosed is the daily yield on 3/31/15.

See notes to schedules of investments.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

CL—Class

OAO—Russian Open Joint Stock Corporations

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Fund-Core Equity	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.9%)
Australia (4.4%):

Energy (0.4%):
Beach Energy Ltd.	81,394	$62
Oil Search Ltd.	8,758	48
		110
Financials (2.8%):
AMP Ltd.	22,073	108
Australia & New Zealand Banking Group Ltd.	6,985	195
Commonwealth Bank of Australia	1,474	104
Dexus Property Group	19,277	111
Macquarie Group Ltd.	1,925	112
Westpac Banking Corp.	4,075	122
		752
Health Care (0.3%):
Healthscope Ltd.	39,582	92

Materials (0.5%):
Rio Tinto Ltd.	3,059	133

Telecommunication Services (0.4%):
Telstra Corp. Ltd.	21,061	101
		1,188
Belgium (1.9%):
Consumer Staples (1.6%):
Anheuser-Busch InBev NV	1,885	231
Delhaize Group SA	2,148	193
		424
Financials (0.3%):
KBC Groep NV (b)	1,582	98
		522
Brazil (1.3%):
Consumer Discretionary (0.6%):
Lojas Renner SA	2,800	79
Smiles SA	5,600	88
		167
Energy (0.2%):
Petroleo Brasileiro SA, ADR	7,885	48

Financials (0.5%):
Itau Unibanco Holding SA, ADR	7,693	85
Porto Seguro SA	4,700	53
		138
		353
Canada (6.0%):
Consumer Discretionary (0.4%):
Magna International, Inc.	1,898	102

Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc., Class B	4,898	195

Energy (1.5%):
Canadian Natural Resources Ltd.	4,100	126
Meg Energy Corp. (b)	4,918	79
Raging River Exploration, Inc. (b)	12,706	89
Whitecap Resources, Inc.	8,952	102
		396
Financials (2.4%):
Canadian Apartment Properties REIT	4,023	93
Canadian Imperial Bank of Commerce	3,056	221
Royal Bank of Canada	3,733	225
Sun Life Financial, Inc.	3,889	120
		659

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.4%):
Air Canada (b)	11,485	$112

Materials (0.6%):
Agrium, Inc.	915	96
OceanaGold Corp.	32,249	61
		157
		1,621
China (3.5%):
Consumer Discretionary (0.3%):
Chongqing Changan Automobile Co. Ltd. (c)	30,200	87

Financials (1.9%):
Bank of China Ltd.	335,275	194
Industrial & Commercial Bank of China Ltd.	285,250	210
New China Life Insurance Co. Ltd., Class H	19,200	107
		511
Industrials (0.6%):
China Railway Construction Corp.	111,075	166

Materials (0.3%):
Anhui Conch Cement Co. Ltd.	24,500	93

Utilities (0.4%):
Datang International Power Generation Co. Ltd.	190,000	97
		954
Denmark (2.5%):
Consumer Discretionary (1.2%):
Pandora A/S	3,422	312

Financials (0.4%):
Danske Bank A/S	3,770	100

Health Care (0.3%):
Novo Nordisk A/S, Class B	1,705	91

Industrials (0.6%):
A.P. Moeller-Maersk A/S, Class B	82	171
		674
Finland (0.5%):
Financials (0.5%):
Sampo Oyj, Class A	2,487	126

France (6.3%):
Consumer Discretionary (0.7%):
Valeo SA	1,281	192

Consumer Staples (1.3%):
Carrefour SA	4,011	134
Pernod Ricard SA	1,927	227
		361
Energy (0.7%):
Total SA, ADR	3,525	175

Financials (0.9%):
Credit Agricole SA	4,892	72
Societe Generale	3,543	171
		243
Industrials (1.2%):
Airbus Group NV	1,964	127
Teleperformance	3,016	207
		334
Information Technology (0.8%):
Cap Gemini SA	1,365	112
Ingenico	891	98
		210

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.7%):
Orange SA	11,366	$183
		1,698
Germany (6.0%):
Consumer Discretionary (1.7%):
Daimler AG, Registered Shares	2,558	246
Volkswagen AG	815	217
		463
Consumer Staples (0.7%):
Henkel AG & Co. KGAA	1,916	198

Financials (0.8%):
Hannover Rueck SE	1,986	205

Health Care (1.3%):
Bayer AG	1,772	266
Fresenius SE & Co. KGaA	1,347	81
		347
Information Technology (0.8%):
Infineon Technologies AG	8,261	99
United Internet AG	2,667	122
		221
Telecommunication Services (0.7%):
Deutsche Telekom AG, Registered Shares	6,244	114
Freenet AG	2,589	78
		192
		1,626
Hong Kong (3.9%):
Energy (0.3%):
CNOOC Ltd.	62,000	88

Financials (1.1%):
BOC Hong Kong Holdings Ltd.	25,000	89
CK Hutchison Holdings Ltd.	9,825	201
		290
Industrials (1.0%):
Cathay Pacific Airways Ltd.	34,000	79
Hutchison Whampoa Ltd.	13,000	180
		259
Telecommunication Services (0.8%):
China Mobile Ltd.	9,500	124
HKT Trust & HKT Ltd.	72,000	92
		216
Utilities (0.7%):
Cheung Kong Infrastructure Holdings Ltd.	22,875	196
		1,049
India (2.0%):
Consumer Discretionary (0.3%):
Tata Motors Ltd.	10,371	91

Energy (0.4%):
Reliance Industries Ltd.	7,815	103

Health Care (0.5%):
Lupin Ltd.	4,371	141

Information Technology (0.4%):
HCL Technologies Ltd.	6,730	106

Telecommunication Services (0.4%):
Idea Cellular Ltd.	35,470	104
		545

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Ireland (2.1%):
Health Care (1.3%):
ICON PLC (b)	2,589	$183
Shire PLC	2,337	186
		369
Materials (0.8%):
CRH PLC	3,534	92
Smurfit Kappa Group PLC	4,162	117
		209
		578
Israel (1.1%):
Health Care (0.8%):
Teva Pharmaceutical Industries Ltd.	3,542	222

Telecommunication Services (0.3%):
Bezeq The Israeli Telecommunication Corp.	43,964	82
		304
Italy (0.9%):
Consumer Discretionary (0.2%):
GTECH SpA	2,662	53

Utilities (0.7%):
Enel SpA	22,228	100
Snam SpA	16,434	80
		180
		233
Japan (16.4%):
Consumer Discretionary (3.4%):
Bridgestone Corp.	6,700	269
Fuji Heavy Industries Ltd.	3,900	130
Panasonic Corp.	6,900	91
Sekisui House Ltd.	6,400	93
Toyota Motor Corp.	4,825	337
		920
Consumer Staples (1.1%):
NH Foods Ltd.	7,000	162
Seven & I Holdings Co. Ltd.	2,900	122
		284
Energy (0.3%):
INPEX Corp.	6,900	76

Financials (3.3%):
Chiba Bank Ltd.	13,700	101
Daiwa House Industry Co. Ltd.	9,700	192
Mizuho Financial Group, Inc.	44,600	78
ORIX Corp.	13,300	187
Sumitomo Mitsui Financial Group, Inc.	5,125	197
Tokio Marine Holdings, Inc.	3,800	144
		899
Health Care (0.9%):
Astellas Pharma, Inc.	9,800	161
Nihon Kohden Corp.	3,400	93
		254
Industrials (3.2%):
Central Japan Railway Co.	1,200	218
Hitachi Ltd.	11,000	75
Komatsu Ltd.	3,500	69
Mitsubishi Electric Corp.	14,000	167
Mitsubishi Heavy Industries LT	27,000	149
NSK Ltd.	13,544	199
		877
Information Technology (1.7%):
Canon, Inc.	2,900	103

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Fujitsu Ltd.	12,000	$82
Murata Manufacturing Co. Ltd.	1,200	165
Omron Corp.	2,500	113
		463
Materials (1.6%):
Asahi Kasei Corp.	15,000	143
Mitsubishi Chem Holdings	16,100	94
Nippon Steel & Sumitomo Metal	40,000	101
Sumitomo Metal Mining Co. Ltd.	6,000	88
		426
Telecommunication Services (0.5%):
KDDI Corp.	6,000	136

Utilities (0.4%):
Tokyo Gas Co. Ltd.	14,925	94
		4,429
Korea, Republic Of (2.1%):
Consumer Staples (1.1%):
Amorepacific Corp.	39	118
BGF Retail Co. Ltd.	1,758	179
		297
Financials (0.3%):
Industrial Bank of Korea	6,392	77

Information Technology (0.3%):
LG Display Co. Ltd.	2,486	70

Telecommunication Services (0.4%):
SK Telecom Co. Ltd.	502	123
		567
Malaysia (0.6%):
Financials (0.6%):
Hong Leong Financial Group Berhad	19,300	89
RHB Capital Berhad	32,400	69
		158
Mexico (1.4%):
Consumer Staples (1.1%):
Gruma Sab de CV, Class B	14,400	183
Wal-Mart de Mexico Sab de CV	47,300	118
		301
Industrials (0.3%):
Ohl Mexico Sab de CV (b)	44,500	84
		385
Netherlands (2.7%):
Consumer Staples (0.8%):
Heineken NV	1,034	79
Koninklijke Ahold NV	7,024	138
		217
Energy (1.1%):
Royal Dutch Shell PLC, ADR	7,322	283

Financials (0.4%):
ING Groep NV (b)	8,038	118

Industrials (0.4%):
Aercap Holdings NV (b)	2,467	108
		726
Norway (1.5%):
Financials (0.5%):
DNB ASA	8,918	144

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Materials (1.0%):
Norsk Hydro ASA	14,080	$74
Yara International ASA	3,643	185
		259
		403
Poland (0.2%):
Utilities (0.2%):
Tauron Polska Energia SA	53,971	63

Portugal (0.3%):
Utilities (0.3%):
EDP - Energias de Portugal SA	22,107	83

Republic of Korea (South) (1.1%):
Information Technology (1.1%):
Samsung Electronics Co. Ltd.	151	196
SK Hynix, Inc.	2,770	114
		310
Russian Federation (0.8%):
Energy (0.4%):
LUKOIL Holding Depository Receipt, ADR	1,362	63
OAO Gazprom, GDR	10,666	50
		113
Materials (0.4%):
MMC Norilsk Nickel JSC, ADR	6,043	107
		220
Singapore (0.7%):
Financials (0.7%):
DBS Group Holdings Ltd.	12,700	188

South Africa (2.0%):
Consumer Discretionary (0.3%):
Steinhoff International Holdings Ltd.	14,828	93

Financials (0.5%):
Sanlam Ltd.	19,469	126

Health Care (0.4%):
NetCare Ltd.	29,596	102

Materials (0.3%):
Sibanye Gold Ltd.	41,918	89

Telecommunication Services (0.5%):
Telkom SA SOC Ltd. (b)	20,985	137
		547
Spain (1.3%):
Financials (0.8%):
Banco Santander SA	13,832	104
Mapfre SA	33,430	122
		226
Utilities (0.5%):
Red Electrica Corp. SA	1,569	127
		353
Sweden (2.4%):
Financials (0.7%):
Skandinaviska Enskilda Banken AB, Class A	10,113	118
Swedbank AB, A Shares	3,076	74
		192
Industrials (0.3%):
Trelleborg AB, B Shares	3,844	76

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Information Technology (0.6%):
Hexagon AB, B Shares	2,333	$83
Telefonaktiebolaget Lm Ericsso	7,009	89
		172
Materials (0.8%):
Boliden AB	6,920	138
Svenska Cellulosa AB, B Shares	3,381	78
		216
		656
Switzerland (5.3%):
Consumer Staples (0.4%):
Aryzta AG	1,890	116

Financials (1.1%):
Swiss Life Holding AG	831	206
Zurich Insurance Group AG, ADR	2,789	94
		300
Health Care (2.8%):
Actelion Ltd.	862	100
Lonza Group AG, Registered Shares	833	104
Novartis AG	3,841	380
Roche Holding AG	630	174
		758
Industrials (0.7%):
Adecco SA, Registered Shares	1,134	95
Georg Fischer AG	113	77
		172
Telecommunication Services (0.3%):
Swisscom AG	138	80
		1,426
Taiwan, Province Of China (3.1%):
Financials (0.9%):
Ctbc Financial Holding Co. Ltd.	122,587	81
Taishin Financial Holding Co. Ltd.	373,873	159
		240
Information Technology (2.2%):
AU Optronics Corp.	314,000	158
Largan Precision Co. Ltd.	3,000	259
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	172
		589
		829
Turkey (0.6%):
Financials (0.3%):
Akbank T.A.S.	28,456	84

Industrials (0.3%):
Turk Hava Yollari (b)	23,071	76
		160
United Arab Emirates (0.3%):
Financials (0.3%):
Abu Dhabi Commercial Bank	46,567	82

United Kingdom (11.7%):
Consumer Discretionary (2.0%):
Barratt Developments PLC	30,547	239
Inchcape PLC	7,082	83
ITV PLC	56,190	211
		533

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Consumer Staples (1.6%):
British American Tobacco PLC	1,407	$73
Britvic PLC	14,615	158
Greggs PLC	6,023	91
Unilever PLC	2,771	116
		438
Energy (1.0%):
BG Group PLC	4,916	61
BP PLC	31,155	201
		262
Financials (3.2%):
Barclays PLC	21,204	76
Close Brothers Group PLC	3,813	88
HSBC Holdings PLC	2,888	72
Lloyds Banking Group PLC (b)	171,132	199
Man Group PLC	43,022	130
Prudential PLC	7,965	197
The Paragon Group of Cos. PLC	16,822	105
		867
Health Care (0.6%):
AstraZeneca PLC	1,131	77
Hikma Pharmaceuticals PLC	2,822	89
		166
Industrials (1.5%):
Ashtead Group PLC	13,315	214
easyJet PLC	7,107	198
		412
Materials (0.9%):
Anglo American PLC	6,761	101
Mondi PLC	6,845	131
		232
Telecommunication Services (0.7%):
BT Group PLC	29,310	191

Utilities (0.2%):
National Grid PLC	5,291	67
		3,168
Total Common Stocks (Cost $22,265)		26,224

Exchange Traded Funds (2.4%)
United States (2.4%):
iShares MSCI EAFE ETF	6,816	437
iShares MSCI Emerging Markets ETF	4,820	194
		631
Total Exchange Traded Funds (Cost $632)		631

Cash Equivalents (0.6%)
United States (0.6%):
Citibank Money Market Deposit Account, 0.02% (d)	$168	168
Total Cash Equivalents (Cost $168)		168

Total Investments (Cost $23,065) — 99.9%		27,023
Other assets in excess of liabilities — 0.1%		35
NET ASSETS - 100.00%		$27,058

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at 3/31/15.
(b)	Non-income producing security.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At March 31, 2015, illiquid securities were 0.32% of the Fund’s net assets.

See notes to schedules of investments.

(d)	Rate periodically changes. Rate disclosed is the daily yield on 3/31/15.

ADR—American Depositary Receipt
GDR—Global Depository Receipt
OAO—Russian Open Joint Stock Corporations
PLC—Public Liability Co.
REIT—Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Small-Cap Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.7%)
Australia (5.8%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd.	265,041	$1,694
Echo Entertainment Group Ltd.	634,230	2,175
		3,869
Consumer Staples (0.4%):
Select Harvests Ltd.	310,798	1,751

Energy (0.5%):
Drillsearch Energy, Ltd. (b)	2,716,509	2,253

Financials (1.4%):
Charter Hall Group	388,155	1,503
Investa Office Fund	402,229	1,192
IOOF Holdings Ltd.	287,275	2,246
Steadfast Group, Ltd.	1,144,304	1,320
		6,261
Health care (0.4%):
Regis Healthcare, Ltd. (b)	357,095	1,629

Industrials (0.4%):
Rcr Tomlinson Ltd.	466,786	708
SAI Global, Ltd.	427,738	1,344
		2,052
Materials (1.3%):
Adelaide Brighton Ltd.	384,642	1,324
CSR Ltd.	646,498	1,978
Independence Group NL	677,338	2,701
		6,003
Telecommunication Services (0.5%):
M2 Group Ltd.	267,973	2,065
		25,883
Belgium (1.1%):
Information Technology (0.4%):
Melexis NV	32,264	1,924

Materials (0.4%):
Cofinimmo	13,852	1,623

Telecommunication Services (0.3%):
Mobistar SA (b)	63,765	1,386
		4,933
Bermuda (0.3%):
Materials (0.3%):
Petra Diamonds Ltd. (b)	448,044	1,211

Canada (7.2%):
Consumer Discretionary (0.7%):
Cogeco Cable, Inc.	25,258	1,354
Entertainment One Ltd.	421,119	1,887
		3,241
Energy (2.3%):
Bankers Petroleum Ltd. (b)	470,559	1,007
Birchcliff Energy Ltd. (b)	254,105	1,360
Canadian Solar, Inc. (b)	50,882	1,699
Cardinal Energy Ltd.	205,653	2,365
Enerflex Ltd.	106,750	1,295
Raging River Exploration, Inc. (b)	360,481	2,536
		10,262
Financials (1.0%):
Canadian Apartment Properties REIT	64,581	1,489
Gluskin Sheff + Associates, Inc.	74,888	1,582
Home Capital Group, Inc.	45,226	1,520
		4,591

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Health Care (0.5%):
Concordia Healthcare Corp.	31,977	$2,150

Industrials (1.2%):
Air Canada (b)	257,256	2,517
Progressive Waste Solutions, Ltd.	59,155	1,737
TransForce, Inc.	48,277	1,143
		5,397
Materials (1.2%):
Nevsun Resources Ltd.	396,274	1,336
OceanaGold Corp.	1,097,325	2,089
Stella-Jones, Inc.	55,142	1,731
		5,156
Utilities (0.3%):
Capital Power Corp.	65,310	1,264
		32,061
China (0.3%):
Utilities (0.3%):
Sound Global Ltd. (b)(c)	2,114,000	1,489

Denmark (0.4%):
Consumer Discretionary (0.4%):
Pandora A/S	18,696	1,705

Financials (0.0%):(d)
Topdanmark A/S (b)	7,433	222
		1,927
Finland (0.3%):
Financials (0.3%):
Sponda OYJ	336,362	1,442

France (7.1%):
Consumer Discretionary (1.8%):
Havas SA	215,539	1,629
Metropole Television SA	64,167	1,285
Valeo SA	33,690	5,036
		7,950
Financials (1.2%):
Fonciere des Regions	24,608	2,434
Mercialys SA	67,893	1,725
Nexity SA	33,195	1,389
		5,548
Health Care (0.7%):
Ipsen SA	23,882	1,129
Korian-Medica	51,870	1,756
		2,885
Industrials (1.4%):
Saft Groupe SA	58,455	2,151
Teleperformance	60,467	4,144
		6,295
Information Technology (1.7%):
Alten Ltd.	28,434	1,305
ATOS	33,456	2,297
Ingenico	34,443	3,788
		7,390
Materials (0.3%):
Imerys SA	17,484	1,285
		31,353
Germany (5.3%):
Consumer Discretionary (1.4%):
Stroeer Media SE	91,834	3,143

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
TUI AG	163,255	$2,871
		6,014
Financials (0.9%):
Alstria Office REIT AG	111,192	1,565
Hannover Rueck SE	25,625	2,650
		4,215
Industrials (2.1%):
Duerr AG	44,431	4,896
Krones AG	12,380	1,289
MTU Aero Engines Holding AG	13,770	1,352
VTG AG	77,622	1,907
		9,444
Information Technology (0.4%):
United Internet AG	40,958	1,867

Telecommunication Services (0.5%):
Freenet AG	74,368	2,245
		23,785
Hong Kong (2.7%):
Consumer Discretionary (0.9%):
Luk Fook Holdings (International) Ltd.	372,000	1,033
Man Wah Holdings Ltd.	2,868,400	2,751
		3,784
Financials (0.4%):
Dah Sing Financial Holdings Ltd.	333,200	1,969

Industrials (0.5%):
Shun Tak Holdings Ltd.	4,678,311	2,258

Information Technology (0.9%):
PAX Global Technology Ltd. (b)	2,679,000	2,799
Tongda Group Holdings Ltd.	8,510,000	1,296
		4,095
		12,106
Ireland (0.7%):
Health Care (0.7%):
UDG Healthcare PLC	461,408	3,233

Isle of Man (0.5%):
Information Technology (0.5%):
Playtech Ltd.	184,125	2,123

Italy (4.1%):
Consumer Discretionary (1.3%):
Brembo SpA	100,924	4,125
GTECH SpA	91,325	1,812
		5,937
Financials (1.2%):
Anima Holding SpA (b)	344,270	2,554
Credito Emiliano SpA	296,938	2,592
		5,146
Health Care (1.2%):
Amplifon SpA	394,299	2,685
Recordati SpA	149,553	2,798
		5,483
Utilities (0.4%):
A2A S.p.A.	1,474,916	1,534
		18,100
Japan (18.4%):
Consumer Discretionary (3.7%):
Doutor Nichires Holdings Co. Ltd.	153,600	2,576

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Haseko Corp.	358,600	$3,505
K’s Holding Corp.	47,500	1,539
Pigeon Corp.	29,500	2,487
Sumitomo Forestry Co. Ltd.	183,700	2,011
Tokai Rika Co. Ltd.	118,000	2,744
TS Tech Co. Ltd.	60,060	1,625
		16,487
Consumer Staples (1.1%):
ARIAKE JAPAN Co. Ltd.	75,900	2,611
Yaoko Co. Ltd.	53,900	2,022
		4,633
Financials (3.2%):
JAFCO Co. Ltd.	37,200	1,387
LEOPALACE21 Corp. (b)	271,100	1,422
Matsui Securities Co. Ltd.	129,200	1,176
Nippon Accommodations Fund, Inc.	365	1,388
Sun Frontier Fudousan Co. Ltd.	180,900	1,668
Takara Leben Co. Ltd.	612,500	3,289
The Kagoshima Bank Ltd.	195,000	1,329
The San-In Godo Bank Ltd.	177,000	1,463
The Shiga Bank Ltd.	221,000	1,106
		14,228
Health Care (1.1%):
Message Co. Ltd.	45,800	1,385
Nihon Kohden Corp.	132,600	3,621
		5,006
Industrials (5.5%):
CKD Corp.	183,100	1,719
Daihen Corp.	559,000	2,755
Fujikura Ltd.	522,000	2,294
Kawasaki Kisen Kaisha Ltd.	787,000	2,120
Kyowa Exeo Corp.	141,700	1,523
Makino Milling Machine Co. Ltd.	358,000	3,051
NTN Corp.	252,000	1,336
Sanwa Holdings Corp.	418,600	3,114
Seino Holdings Co. Ltd.	240,000	2,608
Taikisha, Ltd.	27,600	687
Tsubakimoto Chain Co.	401,000	3,347
		24,554
Information Technology (2.7%):
Hitachi Kokusai Electric, Inc.	133,000	1,788
Japan Aviation Electronics Industries Ltd.	269,000	6,541
NS Solutions Corp.	67,500	2,086
Tokyo Seimitsu Co. Ltd.	73,900	1,697
		12,112
Materials (1.1%):
Sumitomo Osaka Cement Co. Ltd.	562,000	1,729
Tokyo Ohka Kogyo Co. Ltd.	93,800	3,039
		4,768
		81,788
Jersey (0.4%):
Financials (0.4%):
Beazley PLC	448,503	1,907

Korea, Republic Of (4.3%):
Consumer Discretionary (1.4%):
Hana Tour Service, Inc.	19,487	1,968
Hansae Co. Ltd.	42,536	1,603
S&T Motiv Co. Ltd.	29,787	1,474
SL Corp.	84,801	1,430
		6,475
Consumer Staples (0.8%):
BGF Retail Co. Ltd.	33,706	3,434

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (0.5%):
KIWOOM Securities Co. Ltd.	37,455	$2,387

Health Care (0.4%):
Boryung Pharmaceutical Co. Ltd.	40,358	1,608

Information Technology (0.4%):
Tovis Co. Ltd.	101,424	1,600

Materials (0.8%):
Seah Besteel Corp.	63,700	1,916
SKC Co. Ltd.	52,424	1,706
		3,622
		19,126
Luxembourg (1.0%):
Consumer Discretionary (0.7%):
SAF-Holland SA	196,623	3,151

Industrials (0.3%):
Stabilus SA (b)	42,018	1,448
		4,599
Netherlands (3.4%):
Financials (0.9%):
Euronext NV (b)	98,805	4,185

Industrials (2.0%):
Aalberts Industries NV	71,706	2,257
Aercap Holdings NV (b)	50,318	2,196
Postnl NV (b)	397,803	1,695
TKH Group NV	70,274	2,489
		8,637
Information Technology (0.5%):
Asm International NV	45,725	2,116
		14,938
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	367,258	1,806

Norway (0.8%):
Financials (0.5%):
SpareBank 1 SMN	314,825	2,327

Materials (0.3%):
Borregaard ASA	184,347	1,362
		3,689
Singapore (0.9%):
Financials (0.7%):
Mapletree Industrial Trust	1,540,000	1,774
Starhill Global REIT	2,007,000	1,221
		2,995
Telecommunication Services (0.2%):
M1 Ltd.	397,800	1,131
		4,126
Spain (2.3%):
Consumer Staples (0.3%):
Distribuidora Internacional de Alimentacion SA	173,456	1,356

Financials (0.9%):
Bankinter SA	338,820	2,583
Bolsas y Mercados Espanoles	35,573	1,583
		4,166
Materials (0.5%):
Acerinox SA	130,693	2,192

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.6%):
Red Electrica Corp. SA	31,947	$2,592
		10,306
Sweden (4.0%):
Consumer Discretionary (0.9%):
Bilia AB	67,717	2,439
Nobia AB	167,501	1,483
		3,922
Consumer Staples (0.3%):
Axfood AB	20,434	1,081

Financials (1.2%):
Fastighets AB Balder (b)	226,857	3,848
Wihlborgs Fastigheter AB	83,193	1,609
		5,457
Industrials (1.1%):
Indutrade AB	36,426	1,674
Loomis AB, Class B	57,892	1,775
Trelleborg AB, B Shares	71,865	1,424
		4,873
Materials (0.5%):
Boliden AB	114,358	2,277
		17,610
Switzerland (6.6%):
Consumer Staples (0.3%):
Aryzta AG	21,124	1,299

Financials (1.4%):
Helvetia Holding AG, Registered Shares	2,695	1,449
Julius Baer Group Ltd.	26,605	1,335
Swiss Life Holding AG	14,447	3,577
		6,361
Health Care (1.7%):
Actelion Ltd.	25,652	2,973
Lonza Group AG, Registered Shares	21,185	2,650
Straumann Holding AG	7,646	2,086
		7,709
Industrials (1.9%):
Adecco SA, Registered Shares	21,269	1,773
Flughafen Zuerich AG	3,760	2,963
Georg Fischer AG	2,996	2,048
Oc Oerlikon Corp. AG	129,845	1,507
		8,291
Information Technology (0.3%):
Logitech International SA	106,481	1,406

Materials (1.0%):
Clariant AG	77,613	1,553
Givaudan SA - Registered	1,502	2,724
		4,277
		29,343
United Kingdom (17.4%):
Consumer Discretionary (4.6%):
Barratt Developments PLC	794,785	6,223
Cineworld UK Ltd.	221,128	1,573
Dixons Carphone PLC	406,967	2,490
Howden Joinery Group PLC	719,349	4,727
Inchcape PLC	207,519	2,438
Informa PLC	210,267	1,759
ITV PLC	391,216	1,467
		20,677
Consumer Staples (1.6%):
Britvic PLC	280,093	3,034

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Greggs PLC	256,288	$3,884
		6,918
Financials (3.8%):
Close Brothers Group PLC	102,365	2,364
Hansteen Holdings PLC	1,012,506	1,834
Jupiter Fund Management PLC	258,410	1,565
Lancashire Holdings Ltd.	137,262	1,271
Man Group PLC	967,238	2,923
Provident Financial PLC	49,727	1,984
The Paragon Group of Cos. PLC	487,138	3,042
The Unite Group PLC	235,838	2,048
		17,031
Health Care (0.7%):
Hikma Pharmaceuticals PLC	95,495	3,008

Industrials (4.1%):
Ashtead Group PLC	96,977	1,557
Berendsen PLC	88,069	1,457
Interserve PLC	218,971	1,881
Keller Group PLC	243,008	3,416
National Express Group PLC	377,512	1,588
Renishaw PLC	48,830	1,768
Senior PLC	309,305	1,490
Tyman PLC	275,499	1,280
Vesuvius PLC	304,079	2,204
WS Atkins PLC	74,770	1,411
		18,052
Information Technology (1.2%):
Dialog Semiconductor PLC (b)	75,284	3,404
Pace PLC	378,933	1,939
		5,343
Materials (1.4%):
DS Smith PLC	327,962	1,677
Mondi PLC	238,246	4,563
		6,240
		77,269
Total Common Stocks (Cost $352,874)		426,153

Exchange Traded Funds (0.5%)
United States (0.5%):
iShares MSCI EAFE ETF	32,760	2,102
Total Exchange Traded Funds (Cost $2,141)		2,102

Cash Equivalents (3.2%)
United States (3.2%):
Citibank Money Market Deposit Account, 0.02% (e)	$14,022	14,022
Total Cash Equivalents (Cost $14,022)		14,022

Total Investments (Cost $369,037) — 99.4%		442,277
Other assets in excess of liabilities — 0.6%		2,877
NET ASSETS - 100.00%		$445,154

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at 3/31/15.
(b)	Non-income producing security.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At March 31, 2015, illiquid securities were 0.30% of the Fund’s net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate periodically changes. Rate disclosed is the daily yield on 3/31/15.

See notes to schedules of investments.

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index Future	83	6/22/15	$7,594,085	$(108,834)
				$(108,834)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Munder Total Return Bond Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset Backed Securities (8.2%)
AmeriCredit Automobile Receivables Trust , Series 2011-4, Class D, 4.08%, 9/8/17 (a)	$1,100	$1,125
AmeriCredit Automobile Receivables Trust , Series 2013-4, Class C, 2.72%, 9/9/19 (a)	385	392
Countrywide Asset-Backed Certificates , Series 2007-BC2, Class 2A2, 0.35%, 6/25/37 (a)(b)	46	46
Citigroup Mortgage Loan Trust, Inc. , Series2006-WFH3, Class A3, 0.32%, 10/25/36 (a)(b)	7	7
Contimortgage Home Equity Loan Trust , Series 1997-2, Class A9, 7.09%, 4/15/28 (a)	1	1
Ford Credit Auto Owner Trust , Sereis 2012-A, Class D, 2.94%, 7/15/18 (a)	700	716
Ford Credit Auto Owner Trust , Series 2012-D, Class C, 1.23%, 8/15/18 (a)	700	701
Ford Credit Auto Lease Trust , Series 2013-A, Class C, 1.28%, 6/15/16 (a)	900	902
Great America Leasing Receivables , Series 2014-1, Class B, 1.86%, 8/15/20 (a)(c)	1,000	1,003
Huntington Auto Trust , Series 2012-1, Class D, 2.85%, 12/17/18 (a)	625	634
Huntington Auto Trust , Series 2012-2, Class C, 1.37%, 5/15/18 (a)	450	453
Hyundai Auto Receivables Trust , Series 2013-C, Classs C, 2.48%, 3/15/19 (a)	350	360
Park Place Securities, Inc. , Series 2005-WCH1, Class M2, 0.69%, 1/25/36 (a)(b)	70	69
Prestige Auto Receivables Trust , Series 2014-1A, Class A3, 1.52%, 4/15/20 (a)(c)	1,000	1,001
Residential Asset Mortgage Products, Inc. , Series 2006-RZ4, Class A2, 0.35%, 10/25/36 (a)(b)	291	286
Residential Asset Securities Corp. , Series 2003-KS10, Class AI4, 4.47%, 3/25/32 (a)(b)	175	178
Santander Drive Auto Receivables Trust , Series 2011-1, Class D, 4.01%, 2/15/17 (a)	1,155	1,164
Total Asset Backed Securities (Cost $8,917)		9,038

Collateralized Mortgage Obligations (6.1%)
Commercial Mortgage Trust , Series 2012-LC4, Class B, 4.93%, 12/10/44 (a)(b)	330	371
Commercial Mortgage Trust , Series 2012-CR5, Class A2, 1.68%, 12/10/45 (a)	380	383
Countrywide Alternative Loan Trust , Series 2005-3CB, Class 1A10, 5.25%, 3/25/35 (a)	207	207
Countrywide Alternative Loan Trust , Series 2003-20CB, Class 1A2, 5.50%, 10/25/33 (a)	145	146
Citigroup Commercial Mortgage Trust , Series 2012-GC8, Class A2, 1.81%, 9/10/45 (a)	775	783
Commercial Mortgage Trust , Series 2013-LC6, Class B, 3.74%, 1/10/46 (a)	320	335
Credit Suisse Commercial Mortgage Trust , Series 2006-C5, Class AM, 5.34%, 12/15/39 (a)	560	587
Federal National Mortgage Assoc. , Series 1990-5, Class J, 8.20%, 1/25/20 (a)	54	59
GSR Mortgage Loan Trust , Series 2004-15F, Class 2A1, 6.00%, 12/25/34 (a)	259	269
GM Financial Automobile Leasing Trust , Series 2014-2A, Class C, 2.43%, 3/20/18 (a)(c)	1,000	1,008
MASTR Alternative Loans Trust , Series 2004-10, Class 3A1, 5.00%, 9/25/19 (a)	151	154

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Morgan Stanley Capital I Trust , Series 2012-C4, Class A2, 2.11%, 3/15/45 (a)	$495	$499
Residential Funding Mortgage Securities I, Inc. , Series 2006-S1, Class 1A5, 5.25%, 1/25/36 (a)	185	170
Terwin Mortgage Trust , Series 2007-2ALT, Class A1B, 0.29%, 4/25/38 (a)(b)(c)	235	235
WF-RBS Commercial Mortgage Trust , Series 2012-C10, Class B, 3.74%, 12/15/45 (a)	585	611
WF-RBS Commercial Mortgage Trust , Series 2014-C21, Class A2, 2.92%, 8/15/47 (a)	860	897
Total Collateralized Mortgage Obligations (Cost $6,602)		6,714

Corporate Bonds (53.0%)

Consumer Discretionary (4.6%):
21st Century Fox America, Inc., 7.85%, 3/1/39	405	612
Bed Bath & Beyond, Inc., 5.17%, 8/1/44 , Callable 2/1/44 @ 100	325	358
Dana Holding Corp., 5.50%, 12/15/24 , Callable 12/15/19 @ 102.75	545	561
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25 , Callable 10/15/24 @ 100	835	860
Gap, Inc. (The), 5.95%, 4/12/21 , Callable 1/12/21 @ 100	920	1,056
LKQ Corp., 4.75%, 5/15/23 , Callable 5/15/18 @ 102.38	440	431
O’Reilly Automotive, Inc., 4.63%, 9/15/21 , Callable 6/15/21 @ 100	275	304
Scripps Networks Interactive, Inc., 3.90%, 11/15/24 , Callable 8/15/24 @ 100	580	598
Yum! Brands, Inc., 6.88%, 11/15/37	270	355
		5,135
Consumer Staples (2.2%):
Anheuser-Busch Cos. LLC, 5.95%, 1/15/33	215	273
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	781
Lorillard Tobacco Co., 8.13%, 6/23/19	410	501
Mead Johnson Nutrition Co., 4.60%, 6/1/44 , Callable 12/1/43 @ 100	295	311
Reynolds American, Inc., 6.15%, 9/15/43	175	216
Vector Group Ltd., 7.75%, 2/15/21 , Callable 2/15/16 @ 105.81	405	431
		2,513
Energy (7.1%):
Approach Resources, Inc., 7.00%, 6/15/21 , Callable 6/15/16 @ 105.25	415	371
Atwood Oceanics, Inc., 6.50%, 2/1/20 , Callable 2/1/16 @ 103.25	530	509
Cameron International Corp., 6.38%, 7/15/18	638	715
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43 , Callable 5/1/43 @ 100	380	318
Equities Corp., 6.50%, 4/1/18	649	724
FMC Technologies, Inc., 2.00%, 10/1/17	690	689
Halliburton Co., 7.45%, 9/15/39	170	243
Husky Energy, Inc., 3.95%, 4/15/22 , Callable 1/15/22 @ 100	225	229
Noble Energy, Inc., 3.90%, 11/15/24 , Callable 8/15/24 @ 100	460	468
Oceaneering International, Inc., 4.65%, 11/15/24 , Callable 8/15/24 @ 100	540	546
Petro-Canada, 5.95%, 5/15/35	155	185
Rosetta Resources, Inc., 5.63%, 5/1/21 , Callable 5/1/17 @ 102.81	520	489
Southwestern Energy Co., 4.10%, 3/15/22 , Callable 12/15/21 @ 100	495	487
TC Pipelines, LP, 4.65%, 6/15/21 , Callable 3/15/21 @ 100	790	832
Valero Energy Corp., 10.50%, 3/15/39	435	713
Western Refining, Inc., 6.25%, 4/1/21 , Callable 4/1/17 @ 103.13	385	383
		7,901
Financials (17.3%):
Alleghany Corp., 4.95%, 6/27/22	640	709
AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21 , Callable 5/20/16 @ 103.25	318	332
Aspen Insurance Holding Ltd., 4.65%, 11/15/23	760	802
Axis Specialty Finance LLC, 5.88%, 6/1/20	1,360	1,563
Bank of America Corp.
3.88%, 3/22/17	1,150	1,204

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
4.00%, 4/1/24, MTN	$350	$372
Bear Stearns Co., Inc., 7.25%, 2/1/18	1,105	1,273
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	325	329
4.75%, 7/15/21	650	729
Citigroup, Inc., 2.40%, 2/18/20	820	823
Corp. Andina de Fomento, 4.38%, 6/15/22	844	922
Essex Portfolio, LP, 3.50%, 4/1/25 , Callable 1/1/25 @ 100	380	386
General Electric Capital Corp., 6.75%, 3/15/32	230	318
Goldman Sachs Group, Inc.
2.38%, 1/22/18	555	566
6.15%, 4/1/18	725	815
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	280
Health Care REIT, Inc.
4.70%, 9/15/17	300	322
5.25%, 1/15/22, Callable 10/15/21 @ 100	330	372
Huntington Bancshares, Inc., 7.00%, 12/15/20	415	503
Key Bank NA, 2.50%, 12/15/19	1,000	1,019
Kilroy Realty Corp., 4.80%, 7/15/18 , Callable 5/15/18 @ 100	1,250	1,345
Lincoln National Corp., 6.05%, 4/20/17 , Callable 4/20/17 @ 100	425	409
MetLife, Inc., 6.82%, 8/15/18	200	233
Morgan Stanley
2.50%, 1/24/19	930	947
2.65%, 1/27/20	630	639
PNC Funding Corp., 5.63%, 2/1/17	500	538
StanCorp Financial Group, Inc., 6.90%, 6/1/67 , Callable 6/1/17 @ 100 (b)	750	758
Torchmark Corp., 9.25%, 6/15/19	410	521
Wachovia Corp., 5.50%, 8/1/35	140	165
		19,194
Health Care (4.1%):
Agilent Technologies, Inc.
6.50%, 11/1/17	76	84
3.88%, 7/15/23, Callable 4/15/23 @ 100	730	749
Amgen, Inc., 6.90%, 6/1/38	250	345
Bristol-Myers Squibb Co., 6.13%, 5/1/38	224	299
Carefusion Corp., 1.45%, 5/15/17	750	751
Celgene Corp., 3.63%, 5/15/24 , Callable 2/15/24 @ 100	575	598
UnitedHealth Group, Inc., 5.80%, 3/15/36	320	412
Zimmer Holdings, Inc., 2.70%, 4/1/20 , Callable 3/1/20 @ 100	1,000	1,015
		4,253
Industrials (4.8%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	365	410
Alliant Techsystems, Inc., 5.25%, 10/1/21 , Callable 10/1/16 @ 103.94 (c)	400	406
Clean Harbors, Inc., 5.13%, 6/1/21 , Callable 12/1/16 @ 102.56	405	412
FedEx Corp., 4.90%, 1/15/34	275	310
Masco Corp., 4.45%, 4/1/25 , Callable 1/1/25 @ 100	450	465
Oshkosh Corp., 5.38%, 3/1/25 , Callable 3/1/20 @ 100 (c)	100	103
Rockwell Automation, Inc., 6.25%, 12/1/37	155	207
Seagate HDD Cayman, 5.75%, 12/1/34 , Callable 6/1/34 @ 100 (c)	1,000	1,069
Tyco Electronics Group SA, 2.38%, 12/17/18 , Callable 11/17/18 @ 100	245	250
Vale Overseas Ltd., 4.38%, 1/11/22	685	658
Valmont Industries, Inc., 5.00%, 10/1/44 , Callable 4/1/44 @ 100	370	360
Verisk Analytics, Inc., 5.80%, 5/1/21	515	593
		5,243
Information Technology (3.3%):
Amkor Technology, Inc., 7.38%, 5/1/18 , Callable 5/1/15 @ 101.84	500	510
Equinix, Inc.
4.88%, 4/1/20, Callable 4/1/17 @ 102.44	295	304
5.38%, 4/1/23, Callable 4/1/18 @ 103	250	260
Maxim Integrated Product, Inc., 2.50%, 11/15/18	850	867
NetApp, Inc., 3.38%, 6/15/21 , Callable 4/15/21 @ 100	715	729
Oracle Corp., 4.30%, 7/8/34 , Callable 1/8/34 @ 100	334	362

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Materials (4.1%):
Total System Services, Inc., 3.75%, 6/1/23 , Callable 3/1/23 @ 100	$645	$644
		3,676
Materials (4.1%):
ACF Industries, Inc., 3.45%, 6/1/23	415	419
Carpenter Technology Corp., 4.45%, 3/1/23 , Callable 12/1/22 @ 100	650	666
CF Industries Holdings, Inc., 6.88%, 5/1/18	515	587
Louisiana-Pacific Corp., 7.50%, 6/1/20 , Callable 6/1/16 @ 103.75	525	560
Mosaic Co., 5.45%, 11/15/33 , Callable 5/15/33 @ 100	185	214
NewMarket Corp., 4.10%, 12/15/22	724	752
Reliance Steel & Aluminum Co., 4.50%, 4/15/23 , Callable 1/15/23 @ 100	535	540
Southern Copper Corp., 5.25%, 11/8/42	300	273
Westlake Chemical Corp., 3.60%, 7/15/22 , Callable 4/15/22 @ 100	589	594
		4,605
Telecommunication Services (1.8%):
AT&T, Inc., 6.15%, 9/15/34	275	325
CenturyLink, Inc., 5.63%, 4/1/20	100	105
Frontier Communications Corp., 8.50%, 4/15/20	550	617
Verizon Communications, Inc.
5.15%, 9/15/23	565	648
6.40%, 9/15/33	245	306
		2,001
Utilities (3.7%):
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	205	278
Dominion Resources, Inc., 7.50%, 6/30/66 , Callable 6/30/16 @ 100 (b)	640	660
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24 , Callable 1/15/24 @ 100	500	518
Exelon Generation Co. LLC, 6.25%, 10/1/39	250	302
Georgia Power Co., 4.30%, 3/15/43	305	331
National Fuel Gas Co., 3.75%, 3/1/23 , Callable 12/1/22 @ 100	685	686
PSEG Power LLC, 4.30%, 11/15/23 , Callable 8/15/23 @ 100	650	700
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100	320	344
TransAlta Corp., 4.50%, 11/15/22 , Callable 8/15/22 @ 100	365	360
		4,179
Total Corporate Bonds (Cost $56,720)		58,700

Municipal Bonds (1.5%)
New York (0.7%):
New York Build America Bonds, GO, 5.68%, 10/1/34, Callable 10/1/19 @ 100	695	775
Pennsylvania (0.8%):
Pennsylvania State Build America Bonds, GO, Series B, 5.35%, 5/1/30, Callable 5/1/20 @ 100	735	831
Total Municipal Bonds (Cost $1,402)		1,606

U.S. Government Mortgage Backed Agencies (34.0%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20	15	15
9.00%, 10/1/20 - 4/1/25	38	44
7.50%, 8/1/29	19	21
Federal National Mortgage Assoc.
7.50%, 8/1/18	13	14
3.00%, 4/25/43 - 5/25/45	9,200	9,401
3.50%, 5/25/45	5,925	6,208
4.00%, 5/25/45	6,275	6,699
4.50%, 5/25/45	5,475	5,958
5.00%, 5/25/45	5,225	5,802
Government National Mortgage Association

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
4.00%, 5/15/45	$3,325	$3,563
		37,725
Total U.S. Government Mortgage Backed Agencies (Cost $37,681)		37,725
U.S. Treasury Obligations (4.3%)
U.S. Treasury Bonds, 2.88%, 5/15/43	4,429	4,719
Total U.S. Treasury Obligations (Cost $4,451)		4,719
Exchange-Traded Funds (5.5%)
iShares IBoxx $ High Yield Corporate ETF	66,736	6,047
Total Exchange-Traded Funds (Cost $6,176)		6,047
Investment Companies (20.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	22,278,982	22,279
Total Investment Companies (Cost $22,279)		22,279
Total Investments (Cost $144,228) — 132.8%		146,828
Liabilities in excess of other assets — (32.8)%		(36,288)
NET ASSETS - 100.00%		$110,540

(a)	Rate disclosed is the daily yield on 3/31/15.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of 3/31/15.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

GO—General Obligation

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note	20	7/01/15	$4,383,125	$12,829
				$12,829

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note	90	6/22/15	$11,601,563	$(62,011)
				$(62,011)

See notes to schedules of investments.

1. Federal Tax Information:

At March 31, 2015, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Integrity Micro-Cap Equity Fund	$87,772	$28,450	$(2,325)	$26,125
Integrity Mid-Cap Value Fund	12,111	2,273	(260)	2,013
Integrity Small-Cap Value Fund	1,154,707	247,043	(15,741)	231,302
Integrity Small/Mid-Cap Value Fund	18,485	2,971	(348)	2,623
Munder Growth Opportunities Fund	417,014	81,442	(4,674)	76,768
Munder Index 500 Fund	93,196	188,300	(4,200)	184,100
Munder Mid-Cap Core Growth Fund	3,886,079	2,669,862	(82,937)	2,586,925
Trivalent Emerging Markets Small-Cap Fund	3,876	540	(203)	337
Trivalent International Fund - Core Equity	23,108	4,994	(1,078)	3,916
Trivalent International Small-Cap Fund	369,383	85,389	(12,495)	72,894
Munder Total Retun Bond Fund	144,228	3,132	(532)	2,600

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of 27 funds. The accompanying financial statements are those of the following 11 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered
Integrity Micro Cap Fund	Classes A, C, R and Y
Integrity Mid-Cap Value Fund	Classes A and Y
Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Integrity Small/Mid-Cap Value Fund	Classes A and Y
Munder Growth Opportunities Fund	Classes A, C, R and Y
Munder Index 500 Fund	Classes A, R and Y
Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Trivalent Emerging Markets Small-Cap Fund (formerly Munder Emerging Markets Small-Cap Fund)	Classes A and Y
Trivalent International Fund - Core Equity (formerly Munder International Fund - Core Equity)	Classes A, C, I and Y
Trivalent International Small-Cap Fund (formerly Munder International Small-Cp Fund)	Classes A, C, I, R6 and Y
Munder Total Return Bond Fund	Classes A, C and Y

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund (formerly the Munder Emerging Small Cap Fund, Munder International Fund - Core Equity and Munder International Small-Cap Fund, respectively) use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended March 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Integrity Micro-Cap Equity Fund
Common Stocks	$101,953	$—	$—	$—	$—	$—	$101,953	$—
Investment Companies	—	—	4,884	—	—	—	4,884	—
Exchange-Traded Funds	7,060	—	—	—	—	—	7,060	—
Total	$109,013	$—	$4,884	$—	$—	$—	$113,897	$—

Integrity Mid-Cap Value Fund
Common Stocks	13,738	—	—	—	—	—	13,738	—
Investment Companies	—	—	386	—	—	—	386	—
Total	$13,738	$—	$386	$—	$—	$—	$14,124	$—

Integrity Small-Cap Value Fund
Common Stocks	1,357,700	—	—	—	—	—	1,357,700	—
Investment Companies	—	—	28,309	—	—	—	28,309	—
Total	$1,357,700	$—	$28,309	$—	$—	$—	$1,386,009	$—

Integrity Small/Mid-Cap Value Fund
Common Stocks	20,227	—	—	—	—	—	20,227	—
Investment Companies	—	—	881	—	—	—	881	—
Total	$20,227	$—	$881	$—	$—	$—	$21,108	$—

Munder Growth Opportunities Fund
Common Stocks	489,850	—	—	—	—	—	489,850	—
Investment Companies	—	—	3,933	—	—	—	3,933	—
Total	$489,850	$—	$3,933	$—	$—	$—	$493,783	$—

Munder Index 500 Fund
Common Stocks	267,443	—	—	—	—	—	267,443	—
U.S. Treasury Obligations	—	—	1,000	—	—	—	1,000	—
Investment Companies	—	—	8,854	—	—	—	8,854	—
Futures Contracts	—	(38)	—	—	—	—	—	(38)
Total	$267,443	$(38)	$9,854	$—	$—	$—	$277,297	$(38)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Munder Mid-Cap Core Growth Fund
Common Stocks	$6,395,860	$—	$—	$—	$—	$—	$6,395,860	$—
Investment Companies	—	—	29,959	—	—	—	29,959	—
Exchange-Traded Funds	47,186	—	—	—	—	—	47,186	—
Total	$6,443,046	$—	$29,959	$—	$—	$—	$6,473,005	$—

Trivalent Emerging Markets Small Cap Fund
Common Stocks	694	—	2,974	—	—	—	3,668	—
Preferred Stocks	—	—	26	—	—	—	26	—
Rights	—	—	33	—	—	—	33	—
Exchange-Traded Funds	484	—	—	—	—	—	484	—
Cash Equivalents	—	—	2	—	—	—	2	—
Total	$1,178	$—	$3,035	$—	$—	$—	$4,213	$—

Trivalent International Fund-Core Equity
Common Stocks	3,206	—	23,018	—	—	—	26,224	—
Exchange Traded Funds	631	—	—	—	—	—	631	—
Cash Equivalents	—	—	168	—	—	—	168	—
Total	$3,837	$—	$23,186	$—	$—	$—	$27,023	$—

Trivalent International Small-Cap Fund
Common Stocks	32,371	—	393,782	—	—	—	426,153	—
Exchange Traded Funds	2,102	—	—	—	—	—	2,102	—
Cash Equivalents	—	—	14,022	—	—	—	14,022	—
Futures Contracts	—	(109)	—	—	—	—	—	(109)
Total	$34,473	$(109)	$407,804	$—	$—	$—	$442,277	$(109)

Munder Total Return Bond Fund
Asset Backed Securities	—	—	9,038	—	—	—	9,038	—
Collateralized Mortgage Obligations	—	—	6,714	—	—	—	6,714	—
Corporate Bonds	—	—	58,700	—	—	—	58,700	—
Municipal Bonds	—	—	1,606	—	—	—	1,606	—
U.S. Government Mortgage Backed Agencies	—	—	37,725	—	—	—	37,725	—
U.S. Treasury Obligations	—	—	4,719	—	—	—	4,719	—
Investment Companies	—	—	22,279	—	—	—	22,279	—
Exchange Traded Funds	6,047	—	—	—	—	—	6,047	—
Futures Contracts	—	(49)	—	—	—	—	—	(49)
Total	$6,047	$(49)	$140,782	$—	$—	$—	$146,828	$(49)

Significant transfers occurred between Levels 1 and 2 on recognition dates of December 31, 2014 and March 31, 2015. These are due to infrequently traded securities. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

Transfers from

Level 2 to Level 1

Trivalent Emerging Markets Small-Cap Fund (formerly Munder Emerging Markets Small-Cap Fund)

Common Stocks	138

Trivalent International Fund - Core Equity (formerly Munder International Fund - Core Equity)

Common Stocks	53

For the period ended March 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust’s policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund (formerly the Munder Emerging Small-Cap Fund, Munder International Fund - Core Equity and Munder International Small-Cap Fund, respectively) may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund (formerly the Munder Emerging Markets Small-Cap Fund, Munder International Fund - Core Equity and Munder International Small-Cap Fund) enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2015, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis, including those designated as TBAs in the Portfolio of Investments, on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with the market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2015, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Subequent Events:

Effective April 1, 2015, three of the funds were renamed: Munder Emerging Markets Small-Cap Fund became Trivalent Emerging Markets Small-Cap Fund; Munder International - Core Equity Fund became Trivalent International - Core Equity Fund and Munder International Small-Cap Fund became Trivalent International Small-Cap Fund.

3. Risks:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund (formerly the Munder Emerging Markets Small-Cap Fund, Munder International Fund - Core Equity and Munder International Small-Cap Fund, respectively) invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Victory Portfolios

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, President

Date	May 18, 2015

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	May 18, 2015